                              BRAZOS MUTUAL FUNDS

                           [Logo] Brazos Mutual Funds


                                 ANNUAL REPORT
                               NOVEMBER 30, 2001

                                     BRAZOS
                                    ________

                              SMALL CAP PORTFOLIO

                                  REAL ESTATE
                              SECURITIES PORTFOLIO

                              MICRO CAP PORTFOLIO

                              MULTI CAP PORTFOLIO

                               MID CAP PORTFOLIO

                                  ----------

                               INVESTMENT ADVISER
                               ___________________

                                  JOHN McSTAY
                               INVESTMENT COUNSEL
                                5949 SHERRY LANE
                                   SUITE 1600
                              DALLAS, TEXAS 75225


                              www.brazosfunds.com

BRAZOS MUTUAL FUNDS
Report From Management


Dear Fellow Shareholders, Clients and Friends:

  The markets during the second half of 2001 can be characterized as a continu-ation of the volatile, uncertain nature of the first half. With the economy faltering, the events of September 11th shocked the nation and the economy to a degree that no one could have contemplated. The resulting blow to the economy and confidence shook the very foundation of our free enterprise system, but the resiliency of our nation and our mighty economy emerged from the tragedy uni-fied, strengthened, and poised for recovery.

  In 2001 the overwhelming event, of course, was the destruction of the World Trade Center and all that supervened because of it. Yet, 2001 had other less nefarious, if not far more trivial, claims to fame: the first back-to-back loss for the S&P 500 since the great Bear Market of 1973-74 among them!

  As a result of the ongoing bear market and the recession, the Brazos Portfo-lios posted mixed results for 2001. The table below summarizes the performance figures for the year.


                                      Quarter     Year    Inception Inception
                                       Ending    To Date     to         to
                                      12/31/01* 12/31/01* 12/31/01* 12/31/01**
                                      --------  --------  --------- ----------
  Brazos Small Cap(/1/) Class Y
   Inception 12/31/96                  10.74%    -8.98%    130.25%    18.15%
  Russell 2000 Index                   21.09%     2.49%     43.70%     7.52%
  Brazos Micro Cap(/1/) Inception
   12/31/97                            23.55%     4.70%    198.95%    31.49%
  Russell 2000 Index                   21.09%     2.49%     17.44%     4.10%
  Brazos Multi Cap(/1/) Class Y
   Inception 12/31/98                  14.90%   -11.14%    130.51%    32.10%
  S&P 500 Index                        10.73%   -11.91%     -3.14%    -1.06%
  Brazos Mid Cap(/1/) Class Y
   Inception 12/31/99                  11.49%    -8.68%     19.16%     9.16%
  S&P MidCap 400 Index                 17.99%    -0.61%     16.79%     8.06%
  Brazos Real Estate Securities(/1/)
   Class Y Inception 12/31/96           3.76%    10.34%     41.40%     7.17%
  NAREIT Equity Index                   4.98%    13.93%     36.24%     6.38%

 *Returns are cumulative and not annualized
**Average annual total return


(1) Past performance is not indicative of future results. Investment returns and principal values may fluctuate, so that, when redeemed, shares may be worth more or less than their original value. Returns are higher due to the maintenance of the portfolios' expenses by John McStay Investment Counsel. The performance results presented may reflect periods of above average performance attributable to a Portfolio's investment in certain securities during the ini-tial public offering, the performance of a limited number of the securities in the Portfolio, or other non-recurring factors. It is possible that the perfor-mance may not be repeated in the future.

BRAZOS MUTUAL FUNDS
Report From Management -- continued




  After performing admirably in 2000, the portfolios of "good companies operat-ing good businesses" were finally hit by the bear market. They were the last to go down, but go down they did. For the world of smaller capitalization stocks which we invest in, the world was not complicated. Performance was divided nearly to perfection amid the volatile and too familiar events of the year. The Russell 2000 simply was split down the middle--the Value component gained 14% while the Growth component lost 9%, leaving little neither betwixt nor between as shown in the chart below. The portfolios of quality growth stocks fared bet-ter than "growth" in general, but lost ground nonetheless amid the less than creative division between the two styles.


                   Russell 2000 Value & Russell 2000 Growth
                   ----------------------------------------
                             Performance for 2001
                             --------------------

                                    [CHART]

                  Russell 2000 Value     Russell 2000 Growth
                  ------------------     -------------------
                         14%                    (9.2)%


Source: Frank Russell, Prudential Securities, for the year ended December 21,
        2001

  Further complicating the picture was a Russell 2000, skewed by two "January effect" rallies in which stocks in the smallest quintile rose by 32 percent for the year. While the larger, higher quality stocks of the Russell 2000 had a bad year. The stocks comprising the largest quintile of the Russell 2000 fell by 8 percent. This outperformance by the smallest stocks partially explains the ex-cellent results for the Brazos Micro Cap Portfolio in 2001. The performance of the Brazos Small Cap and Brazos Mid Cap portfolios also reflects both the split in the market between growth

BRAZOS MUTUAL FUNDS
Report From Management -- continued

and value and the impact of smaller market capitalization companies performing better. With a required minimum of at least 25% to larger capitalization secu-rities, Brazos Multi Cap's performance waned in comparison with the other Bra-zos funds. Despite the poorer performance, Brazos Multi Cap posted results slightly better than the broader market as measured by the S&P 500. In a year of volatility and uncertainty, the market was attracted to the valuation levels and high yield of REITs. The Brazos REIT fund posted the strongest results in 2001 as investors sought the relative safety of this sector.

  Despite the tough economic times, the Brazos portfolios are replete with com-panies that have strong revenue and earnings growth prospects. The key is to remain steadfast in our disciplines of identifying superior growth companies that are attractively valued. In our last letter, we discussed avoiding the in-vestment trap of chasing stocks that are bouncing on false hopes. This tempta-tion can create serious damage to performance. Our team of portfolio managers is dedicated to rigorously implementing our investment process and philosophy.

  While the headlines of the U.S. economy being in a recession and of large corporate layoffs are dire, the market continues its constructive bottoming process. We remain optimistic because, as we have expressed many times, good companies persevere through the bad times and typically are among the first stocks to recover. Additionally, smaller cap growth stocks historically begin extended periods of outperformance as the economy emerges from recession. These stocks are perceived to be early beneficiaries of improving profit conditions. Fundamentally, smaller companies are more nimble than their larger counterparts and are able to adjust to changing economic conditions faster. As a result, their earnings tend to recover and accelerate more rapidly coming out of eco-nomic downturns.

  Through the volatile and uncertain market environment of 2001, the Brazos portfolios continued to stick to its knitting. We never stray from our strategy of searching out great small growth companies that will capture the attention of other investors over time as they grow. Our steady performance is a testa-ment to this lack of style drift. We believe the events of the past year overly influenced the short-term direction and volatility of many good companies' stocks--and far less so--their fundamentals. The macro environment appeared overwhelming at times in 2001. In the end, fundamentals, particularly earnings, drive stocks. We see a far more constructive investment environment ahead for smaller capitalization stocks and are very excited about the relative valuation of the Brazos portfolios as we enter what we expect to be a less tumultuous time.

  We wish you all the best for a prosperous, safe and happy 2002!

                                 Sincerely,

                                /s/ John McStay

                                 John McStay Investment Counsel

BRAZOS MUTUAL FUNDS
Report From Management -- continued



                          BRAZOS SMALL CAP PORTFOLIO

                                    [CHART]

                    Brazos Small
                    Cap Portfolio            Russell 2000
                       Class Y                  Index
                    -------------            ------------
12/31/96               $10,000                  $10,000
5/31/97                $11,960                  $10,567
11/30/97               $14,708                  $12,026
5/31/98                $17,243                  $12,811
11/30/98               $15,452                  $11,229
5/31/99                $17,847                  $12,468
11/30/99               $20,362                  $12,989
5/31/00                $23,094                  $13,703
11/30/00               $23,083                  $12,912
5/31/01                $23,778                  $14,843
11/30/01               $21,705                  $13,535

                        SEC Avg. Annual Total Return
                               (as of 11/30/01)

                                    1 Year       Since Inception
                                    ------       ---------------
Small Cap Portfolio Class Y         (5.97)%           17.08%
Russell 2000 Index                   4.82%             6.35%
Small Cap Portfolio Class A        (11.88)%            3.81%
Small Cap Portfolio Class B        (11.70)%            4.72%
Small Cap Portfolio Class II        (8.95)%            5.48%

This chart assumes an initial gross investment of $10,000 made on December 31, 1996 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not indicative of future results. Investment returns and principal values may fluctuate, so that, when redeemed, shares may be worth more or less than their original investment. Investing in small company stocks may be more volatile than investing in large company stocks. The performance results presented may reflect periods of above average performance attributable to a Portfolio's investment in certain securities during the initial public offering, the performance of a limited number of the securities in the Portfolio, or other non-recurring factors.

BRAZOS MUTUAL FUNDS
Report From Management -- continued



                    BRAZOS REAL ESTATE SECURITIES PORTFOLIO


                                    [CHART]

                        Brazos Real            NAREIT
                     Estate Securities         Equity
                     Portfolio Class Y         Index
                     -----------------        -------
12/31/96                  $10,000             $10,000
5/31/97                   $10,560             $10,082
11/30/97                  $12,439             $11,750
5/31/98                   $12,678             $11,500
11/30/98                  $10,742             $10,178
5/31/99                   $11,515             $10,566
11/30/99                  $ 9,898             $ 9,172
5/31/00                   $11,208             $10,442
11/30/00                  $11,941             $11,171
5/31/01                   $13,056             $12,588
11/30/01                  $13,829             $13,299

                         SEC Avg. Annual Total Return
                               (as of 11/30/01)

                                                   1 Year       Since Inception
                                                   ------       ---------------
Real Estate Securities Portfolio Class Y           15.81%             6.82%
NAREIT Equity Index                                19.05%             5.97%

Real Estate Securities Portfolio Class A            8.53%             8.87%
Real Estate Securities Portfolio Class B            9.52%             9.99%
Real Estate Securities Portfolio Class II          12.43%            10.67%

This chart assumes an initial gross investment of $10,000 made on December 31, 1996 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not indicative of future results. Investment returns and principal values may fluctuate, so that, when redeemed, shares may be worth more or less than their original investment.

BRAZOS MUTUAL FUNDS
Report From Management -- continued



                          BRAZOS MICRO CAP PORTFOLIO

                                    [CHART]

                    Brazos Micro
                    Cap Portfolio            Russell 2000
                       Class Y                  Index
                    -------------            ------------
12/31/97               $10,000                 $10,000
5/31/98                $13,100                 $10,469
11/30/98               $12,030                 $ 9,177
5/31/99                $15,560                 $10,189
11/30/99               $19,920                 $10,615
5/31/00                $22,519                 $11,198
11/30/00               $26,821                 $10,552
5/31/01                $29,712                 $11,836
11/30/01               $27,320                 $11,061

                        SEC Avg. Annual Total Return
                               (as of 11/30/01)

                                    1 Year       Since Inception
                                    ------       ---------------
Micro Cap Portfolio Class Y          1.86%            29.27%
Russell 2000 Index                   4.82%             2.61%
Micro Cap Portfolio Class A           N/A            (13.62)%*
Micro Cap Portfolio Class B           N/A            (13.28)%*
Micro Cap Portfolio Class II          N/A            (10.54)%*

* SEC cumulative total return from commencement of operations: 5/1/01

This chart assumes an initial gross investment of $10,000 made on December 31, 1997 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not indicative of future results. Investment returns and principal values may fluctuate, so that, when redeemed, shares may be worth more or less than their original investment. Investing in micro cap stocks may be more volatile than investing in large company stocks. The performance results presented may reflect periods of above average performance attributable to a Portfolio's investment in certain securities during the initial public offering, the performance of a limited number of the securities in the Portfolio, or other non-recurring factors.

BRAZOS MUTUAL FUNDS
Report From Management -- continued



                          BRAZOS MULTI CAP PORTFOLIO

                                    [CHART]

                    Brazos Multi
                    Cap Portfolio              S&P 500
                       Class Y                  Index
                    -------------             ---------
12/31/98               $10,000                 $10,000
5/31/99                $13,280                 $10,642
11/30/99               $17,239                 $11,430
5/31/00                $22,010                 $11,754
11/30/00               $23,621                 $10,941
5/31/01                $24,423                 $10,509
11/30/01               $22,107                 $ 9,603

                        SEC Avg. Annual Total Return
                               (as of 11/30/01)

                                    1 Year       Since Inception
                                    ------       ---------------
Multi Cap Portfolio Class Y         (6.41)%           31.28%
S&P 500 Index                      (12.23)%           (1.38)%
Multi Cap Portfolio Class A        (12.10)%           (7.04)%
Multi Cap Portfolio Class B           N/A            (13.70)%*
Multi Cap Portfolio Class II          N/A            (10.96)%*

* SEC cumulative total return from commencement of operations: 5/1/01

This chart assumes an initial gross investment of $10,000 made on December 31, 1998 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not indicative of future results. Investment returns and principal values may fluctuate, so that, when redeemed, shares may be worth more or less than their original investment. The performance results presented may reflect periods of above average performance attributable to a Portfolio's investment in certain securities during the initial public offering, the performance of a limited number of the securities in the Portfolio, or other non-recurring factors.

BRAZOS MUTUAL FUNDS
Report From Management -- continued



                           BRAZOS MID CAP PORTFOLIO

                                    [CHART]

                    Brazos Mid Cap
                      Portfolio              S&P MidCap
                       Class Y               400 Index
                    --------------           ----------
12/31/99               $10,000                 $10,000
2/28/00                $11,500                 $10,398
5/31/00                $11,460                 $10,739
8/31/00                $13,470                 $12,305
11/30/00               $11,893                 $10,914
2/28/01                $12,139                 $11,325
5/31/01                $12,329                 $11,912
8/31/01                $11,737                 $11,305
11/30/01               $11,355                 $11,105

                        SEC Avg. Annual Total Return
                               (as of 11/30/01)

                                    1 Year       Since Inception
                                    ------       ---------------
Mid Cap Portfolio Class Y           (4.52)%           6.85%
S&P MidCap 400 Index                 1.75%            5.63%
Mid Cap Portfolio Class A          (10.29)%          (6.93)%
Mid Cap Portfolio Class B            N/A            (11.73)%*
Mid Cap Portfolio Class II           N/A             (8.97)%*

* SEC cumulative total return from commencement of operations: 5/1/01

This chart assumes an initial gross investment of $10,000 made on December 31, 1999 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not indicative of future results. Investment returns and principal values may fluctuate, so that, when redeemed, shares may be worth more or less than their original investment. The performance results presented may reflect periods of above average performance attributable to a Portfolio's investment in certain securities during the initial public offering, the performance of a limited number of the securities in the Portfolio, or other non-recurring factors.

BRAZOS MUTUAL FUNDS -- SMALL CAP PORTFOLIO
Portfolio of Investments                                       November 30, 2001

Security Description                                        Shares     Value
--------------------                                        ------- ------------


Common Stock - 90.2%

Basic Resources (Excluding Energy) - 0.4%
   RPM, Inc. .............................................  298,300 $  4,122,506
                                                                    ------------
Business Services - 9.2%
   Administaff, Inc.+.....................................   75,700    2,208,926
   Choicepoint, Inc.+.....................................   98,800    4,653,480
   Copart, Inc.+..........................................  480,500   16,471,540
   Corporate Executive Board Co.+.........................  328,100   10,919,168
   Iron Mountain, Inc.+...................................  390,115   16,891,980
   MAXIMUS, Inc.+.........................................  255,712    9,998,339
   Paychex, Inc. .........................................  460,600   16,125,606
   Stericycle, Inc.+......................................  115,500    6,396,390
                                                                    ------------
                                                                      83,665,429
                                                                    ------------
Consumer Durables - 4.2%
   Centex Corp. ..........................................  497,900   22,500,101
   Mohawk Industries, Inc.+...............................  350,800   16,087,688
                                                                    ------------
                                                                      38,587,789
                                                                    ------------
Consumer Merchandising - 7.7%
   99 Cents Only Stores+..................................  260,250   10,019,625
   Alloy Online, Inc.+....................................  400,000    6,600,000
   Cheesecake Factory+....................................  232,245    7,174,048
   Electronics Boutique Holdings Corp.+...................  409,600   17,408,000
   Foot Locker, Inc.+.....................................  681,600   11,001,024
   Sonic Corp.+...........................................  131,100    4,289,592
   Williams- Sonoma, Inc.+................................  347,100   13,488,306
                                                                    ------------
                                                                      69,980,595
                                                                    ------------
Consumer Services - 2.4%
   Bright Horizons Family Solutions, Inc.+................  365,473    8,870,030
   Devry, Inc.+...........................................  148,900    3,869,911
   Education Management Corp.+............................  242,500    8,924,000
                                                                    ------------
                                                                      21,663,941
                                                                    ------------
Electronic Components - 1.0%
   Centillium Communications, Inc.+.......................  328,000    3,296,400
   Finistar Corp.+........................................  549,700    5,947,754
                                                                    ------------
                                                                       9,244,154
                                                                    ------------
Electronic Technology - 2.9%
   AstroPower, Inc.+......................................  110,300    4,025,950
   Concurrent Computer Corp.+.............................  400,300    5,888,413

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- SMALL CAP PORTFOLIO
Portfolio of Investments -- continued                          November 30, 2001

Security Description                                        Shares     Value
--------------------                                        ------- ------------


Common Stock (continued)

Electronic Technology (continued)
   Enterasys Networks, Inc.+..............................  278,200 $  2,756,962
   Riverstone Networks, Inc.+.............................  882,800   13,842,304
                                                                    ------------
                                                                      26,513,629
                                                                    ------------

Energy - 3.0%
   Energy Partners, Ltd.+.................................  202,500    1,249,425
   Grey Wolf, Inc.+.......................................  740,700    2,036,925
   National Oil-Well, Inc.+...............................  383,400    6,418,116
   Pogo Producing Co. ....................................  348,800    8,249,120
   Valero Energy Corp. ...................................  263,700    9,229,500
                                                                    ------------
                                                                      27,183,086
                                                                    ------------

Financial Institutions - 13.7%
   Affiliated Managers Group, Inc.+.......................  130,500    8,854,425
   AmeriCredit Corp.+.....................................  708,776   16,372,726
   Doral Financial Corp. .................................  194,700    6,314,121
   Everest Reinsurance Group, Ltd. .......................  326,300   23,314,135
   Metris Companies, Inc..................................  928,323   19,262,702
   PMI Group, Inc.........................................  233,800   14,764,470
   Radian Group, Inc......................................  485,500   18,594,650
   Washington Federal, Inc................................  738,430   18,143,225
                                                                    ------------
                                                                     125,620,454
                                                                    ------------

Financial Services & Software - 5.5%
   BISYS Group, Inc.+.....................................  441,000   25,948,440
   Certegy, Inc.+.........................................  334,200    9,832,164
   Internet Security Systems, Inc.+.......................  133,900    4,339,699
   Investment Technology Group............................   63,200    3,634,000
   Jack Henry & Associates, Inc...........................  275,200    6,574,528
                                                                    ------------
                                                                      50,328,831
                                                                    ------------

Healthcare - 0.8%
   Affymetrix, Inc.+......................................  196,200    7,106,364
                                                                    ------------

Healthcare Products - 10.2%
   Biovail Corp.+.........................................  613,200   33,548,172
   Cooper Companies, Inc..................................   87,200    3,845,520
   King Pharmaceuticals, Inc.+............................  568,901   22,665,016
   Medicis Pharmaceutical Corp., Class A+.................  381,467   22,544,699
   Neurocrine Biosciences, Inc.+..........................  220,000   10,469,800
                                                                    ------------
                                                                      93,073,207
                                                                    ------------

                                               See Notes to Financial Statements
10

BRAZOS MUTUAL FUNDS -- SMALL CAP PORTFOLIO
Portfolio of Investments -- continued                          November 30, 2001

Security Description                                       Shares      Value
--------------------                                      --------- ------------


Common Stock (continued)

Healthcare Services - 5.3%
   Accredo Health, Inc.+................................    546,525 $ 20,199,564
   AMN Healthcare Services, Inc.+.......................     35,000      910,000
   Cross Country, Inc.+.................................     25,000      643,750
   Select Medical Corp.+................................    415,000    6,681,500
   Triad Hospitals, Inc.+...............................    471,500   13,084,125
   United Surgical Partners International, Inc.+........    200,000    3,202,000
   VCA Antech, Inc.+....................................    350,000    3,920,000
                                                                    ------------
                                                                      48,640,939
                                                                    ------------

Healthcare Technology - 4.5%
   Digene Corp.+........................................    204,600    6,516,510
   Invitrogen Corp.+....................................    343,100   23,416,575
   Protein Design Labs, Inc.+...........................    291,400   10,982,866
                                                                    ------------
                                                                      40,915,951
                                                                    ------------

Media - 2.9%
   American Tower Corp., Class A+.......................    493,506    4,342,853
   Radio One, Inc.+.....................................    644,800   10,168,496
   SBA Communications Corp.+............................  1,040,700   12,311,481
                                                                    ------------
                                                                      26,822,830
                                                                    ------------

Technology Services & Software - 11.0%
   Advent Software, Inc.+...............................    188,200    9,413,764
   Affiliated Computer Services, Inc., Class A+.........    207,156   19,344,227
   CSG Systems International, Inc.+.....................    514,208   15,914,738
   Illuminet Holdings, Inc.+............................     83,100    2,888,556
   Mercury Interactive Corp.+...........................    397,400   12,235,946
   Magma Design Automation, Inc.+.......................     25,000      569,750
   Mentor Graphics Corp.+...............................    137,900    3,126,193
   Retek, Inc.+.........................................    226,400    6,463,720
   SunGard Data Systems, Inc.+..........................  1,095,500   30,739,730
                                                                    ------------
                                                                     100,696,624
                                                                    ------------

Telecommunications - 2.0%
   Allegiance Telecommunications, Inc.+.................    580,800    4,652,208
   Metro One Telecommunications, Inc.+..................    125,300    4,307,814
   Polycom, Inc.+.......................................    260,600    8,998,518
                                                                    ------------
                                                                      17,958,540
                                                                    ------------

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- SMALL CAP PORTFOLIO
Portfolio of Investments -- continued                          November 30, 2001

                                  Shares/
                              Principal Amount
Security Description           (in thousands)     Value
--------------------          ---------------- ------------

Common Stock (continued)

Traditional Heavy Industry - 3.5%
   Hanover Compressor Co.+..      368,900      $  9,543,443
   Kennametal, Inc. ........      238,100         9,502,571
   Roper Industries, Inc. ..      158,100         6,640,200
   Tetra Tech, Inc.+........      257,400         6,512,220
                                               ------------
                                                 32,198,434
                                               ------------
  Total Investment
   Securities (Cost
   $716,324,020)............                    824,323,303
                                               ------------

Short Term Investments - 2.2%
   United States Treasury
    Bills 2.09% due 1/17/02
    (cost $19,945,558)......      $20,000        19,945,558
                                               ------------

Repurchase Agreements - 7.6%
   Agreement with State
    Street Bank & Trust Co.,
    bearing interest at
    1.00%, dated 11/30/01,
    to be repurchased
    12/03/01 in the amount
    of $50,004,167 and
    collateralized by
    $36,495,000 of U.S
    Treasury Bonds, bearing
    interest at 8.88%, due
    02/15/19 and having an
    approximate aggregate
    value of $51,001,763
    (cost $50,000,000)........     50,000        50,000,000
   Agreement with State
    Street Bank & Trust Co.,
    bearing interest at
    1.00%, dated 11/30/01,
    to be repurchased
    12/03/01 in the amount
    of $19,903,659 and
    collateralized by
    $13,250,000 of U.S.
    Treasury Bonds, bearing
    interest at 12.50%, due
    08/15/14 and having an
    approximate aggregate
    value of $20,305,625
    (cost $19,902,000)......       19,902        19,902,000
                                               ------------
Total Repurchase Agreements (Cost
 $69,902,000).................................   69,902,000
                                               ------------
Other Assets Less Liabilities - 0.0%..........      (24,968)
                                               ------------
Net Assets - 100.0%........................... $914,145,893
                                               ============


Total Investments - 100.0% (Cost
 $806,171,578)................................  914,170,861


+ Non-income producing security
                                               See Notes to Financial Statements
12

BRAZOS MUTUAL FUNDS -- REAL ESTATE SECURITIES PORTFOLIO
Portfolio of Investments                                       November 30, 2001

Security Description                                        Shares     Value
--------------------                                        ------- ------------


Reit Stock - 95.3%

Apartments - 22.6%
   Apartment Investment & Management Co., Class A.........  172,326 $  7,668,507
   Archstone-Smith Trust..................................  165,302    4,327,606
   Avalonbay Communities, Inc. ...........................   74,071    3,581,333
   BRE Properties, Inc., Class A..........................  119,287    3,739,648
   Camden Property Trust..................................  136,638    4,950,395
   Equity Residential Property Trust......................  393,852   11,402,015
   Essex Property Trust, Inc. ............................   21,500    1,025,120
   Home Properties of New York, Inc. .....................   77,446    2,432,579
   United Dominion Realty Trust, Inc. ....................  190,400    2,739,856
                                                                    ------------
                                                                      41,867,059
                                                                    ------------

Healthcare - 4.1%
   Health Care Property Investors, Inc. ..................   68,598    2,547,730
   Health Care REIT, Inc. ................................   51,500    1,285,955
   Healthcare Realty Trust, Inc. .........................   81,600    2,203,200
   Senior Housing Properties Trust........................  121,500    1,563,705
                                                                    ------------
                                                                       7,600,590
                                                                    ------------

Industrial - 8.5%
   AMB Property Corp. ....................................  149,086    3,801,693
   CenterPoint Properties Corp. ..........................   40,258    1,972,239
   First Industrial Realty Trust, Inc. ...................   77,000    2,360,050
   ProLogis Trust.........................................  345,149    7,576,021
                                                                    ------------
                                                                      15,710,003
                                                                    ------------

Lodging/Resorts - 0.9%
   Hilton Hotels Corp. ...................................  138,900    1,375,110
   LaSalle Hotel Properties...............................   32,300      339,150
                                                                    ------------
                                                                       1,714,260
                                                                    ------------

Manufactured Homes - 2.2%
   Chateau Communities, Inc. .............................   81,300    2,459,325
   Manufactured Home Communities, Inc. ...................   51,409    1,575,686
                                                                    ------------
                                                                       4,035,011
                                                                    ------------

Mixed: Office/Industrial - 6.3%
   Duke-Weeks Realty Corp. ...............................   69,123    1,697,661
   Kilroy Realty Corp. ...................................   91,712    2,288,214
   PS Business Parks, Inc. ...............................   82,778    2,483,340
   Reckson Associates Realty Corp. .......................  234,720    5,248,339
                                                                    ------------
                                                                      11,717,554
                                                                    ------------

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- REAL ESTATE SECURITIES PORTFOLIO
Portfolio of Investments -- continued                          November 30, 2001

Security Description                                        Shares     Value
--------------------                                        ------- ------------


Reit Stock (continued)

Office - 20.0%
   Arden Realty, Inc. ....................................  207,698 $  5,348,224
   Boston Properties, Inc. ...............................  219,312    8,158,406
   CarrAmerica Realty Corp. ..............................  122,678    3,545,394
   Equity Office Properties Trust.........................  600,006   17,880,179
   SL Green Realty Corp. .................................   66,639    2,019,162
                                                                    ------------
                                                                      36,951,365
                                                                    ------------

Other - 7.6%
   Catellus Development Corp.+............................  124,571    2,223,592
   Cousins Properties, Inc. ..............................  142,934    3,470,438
   Vornado Realty Trust...................................  214,185    8,417,470
                                                                    ------------
                                                                      14,111,500
                                                                    ------------

Regional Malls - 10.6%
   CBL & Associates Properties, Inc. .....................  133,400    4,158,078
   General Growth Properties, Inc. .......................  173,578    6,899,725
   Simon Property Group, Inc..............................  294,159    8,498,254
                                                                    ------------
                                                                      19,556,057
                                                                    ------------

Shopping Centers - 10.4%
   Chelsea Property Group, Inc............................   22,900    1,108,360
   Developers Diversified Realty Corp.....................  169,515    3,212,309
   Kimco Realty Corp......................................  185,386    9,195,145
   Pan Pacific Retail Properties, Inc.....................  119,046    3,177,338
   Regency Centers Corp...................................   95,976    2,495,376
                                                                    ------------
                                                                      19,188,528
                                                                    ------------

Specialty - 1.4%
   Plum Creek Timber Co., Inc.............................   94,500    2,680,965
                                                                    ------------

Storage - 0.7%
   Public Storage, Inc....................................   40,608    1,380,672
                                                                    ------------
  Total Investment Securities (Cost $160,590,259).........           176,513,564
                                                                    ------------

                                               See Notes to Financial Statements
14

BRAZOS MUTUAL FUNDS -- REAL ESTATE SECURITIES PORTFOLIO
Portfolio of Investments -- continued                          November 30, 2001

                                                  Principal Amount
Security Description                               (in thousands)     Value
--------------------                              ---------------- ------------

Repurchase Agreement - 4.6%
   Agreement with State Street Bank & Trust Co.,
    bearing interest at 1.00%, dated 11/30/01,
    to be repurchased 12/03/01 in the amount of
    $8,616,718 and collateralized by $6,435,000
    of U.S. Treasury Bonds, bearing interest at
    8.50%, due 02/15/20 and having an
    approximate aggregate value of $8,791,819
    (cost $8,616,000)...........................       $8,616      $  8,616,000
                                                                   ------------
Total Investments - 99.9% (Cost $169,206,259).....................  185,129,564
Other Assets Less Liabilities - 0.1%..............................      114,119
                                                                   ------------
Net Assets - 100.0%............................................... $185,243,683
                                                                   ============

+ Non-income producing security

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- MICRO CAP PORTFOLIO
Portfolio of Investments                                       November 30, 2001

Security Description                                        Shares     Value
--------------------                                        ------- ------------

Common Stock - 90.2%
Business Services - 8.2%
   Advisory Board Co.+....................................   35,000 $    914,900
   Firstservice Corp.+....................................  241,300    5,610,225
   Keith Companies, Inc.+.................................  586,800    5,011,272
   MAXIMUS, Inc.+.........................................  124,700    4,875,770
   Talx Corp..............................................  425,550    9,111,025
                                                                    ------------
                                                                      25,523,192
                                                                    ------------
Consumer Durables - 4.9%
   Beazer Homes USA, Inc.+................................  105,600    7,075,200
   Ryland Group, Inc......................................  136,500    8,196,825
                                                                    ------------
                                                                      15,272,025
                                                                    ------------
Consumer Merchandising - 9.5%
   Alloy Online, Inc.+....................................  530,000    8,745,000
   Electronics Boutique Holdings Corp.+...................  151,100    6,421,750
   O'Charleys, Inc.+......................................  191,900    3,686,399
   P. F. Changs China Bistro, Inc.+.......................  130,800    5,768,280
   Too, Inc.+.............................................  165,600    4,863,672
                                                                    ------------
                                                                      29,485,101
                                                                    ------------
Consumer Services - 8.7%
   Bright Horizons Family Solutions, Inc.+................  191,610    4,650,375
   Education Management Corp.+............................  289,600   10,657,280
   Shuffle Master, Inc.+..................................  280,100    4,999,785
   Skillsoft Corp.+.......................................  282,000    6,742,620
                                                                    ------------
                                                                      27,050,060
                                                                    ------------
Electronic Components - 1.5%
   Centillium Communications, Inc.+.......................  466,400    4,687,320
                                                                    ------------
Electronic Technology - 6.1%
   AstroPower, Inc.+......................................  189,400    6,913,100
   Seachange International, Inc.+.........................  221,700    6,575,622
   SpeechWorks International, Inc.+.......................  660,000    5,471,400
                                                                    ------------
                                                                      18,960,122
                                                                    ------------
Energy - 2.3%
   Spinnaker Exploration Co.+.............................   77,700    3,222,219
   Universal Compression Holdings, Inc.+..................  145,800    3,923,478
                                                                    ------------
                                                                       7,145,697
                                                                    ------------

                                               See Notes to Financial Statements
16

BRAZOS MUTUAL FUNDS -- MICRO CAP PORTFOLIO
Portfolio of Investments -- continued                          November 30, 2001

Security Description                                        Shares     Value
--------------------                                        ------- ------------

Common Stock (continued)
Financial Institutions - 10.6%
   Financial Federal Corp.+...............................  254,000 $  7,190,740
   Mobile Mini, Inc.+.....................................  339,300   10,854,207
   Scottish Annuity & Life Holdings, Ltd..................  307,500    5,073,750
   Triad Guaranty, Inc.+..................................  279,400    9,823,704
                                                                    ------------
                                                                      32,942,401
                                                                    ------------
Financial Services - 0.7%
   Alliance Data Systems Corp.+...........................  127,000    2,095,500
                                                                    ------------
Healthcare Products - 4.4%
   Britesmile, Inc.+......................................  134,000      550,740
   Esperion Therapeutics, Inc.+...........................  211,000    1,571,950
   First Horizon Pharmaceutical Corp.+....................  262,500    6,423,375
   Salix Pharmaceuticals, Ltd.+...........................  300,000    5,184,000
                                                                    ------------
                                                                      13,730,065
                                                                    ------------
Healthcare Services - 6.2%
   Accredo Health, Inc.+..................................  152,500    5,636,400
   Amsurg Corp.+..........................................  187,600    4,952,640
   Option Care, Inc.+.....................................  150,000    2,550,000
   United Surgical Partners International, Inc.+..........  386,600    6,189,466
                                                                    ------------
                                                                      19,328,506
                                                                    ------------

Healthcare Technology - 9.3%
   Arena Pharmaceuticals, Inc.+...........................   92,000    1,019,360
   Array Biopharma, Inc.+.................................  316,400    4,255,580
   Biosite Diagnostics, Inc.+.............................  310,400    5,124,704
   Digene Corp.+..........................................   69,800    2,223,130
   Endocare, Inc.+........................................  439,500    7,238,565
   Harvard Bioscience, Inc.+..............................  571,400    5,279,736
   Wilson Greatbatch Technologies, Inc.+..................  125,000    3,550,000
                                                                    ------------
                                                                      28,691,075
                                                                    ------------

Media - 1.1%
   SBA Communications Corp.+..............................  277,800    3,286,374
                                                                    ------------

Technology Services & Software - 10.2%
   Caminus Corp.+.........................................  404,300    7,439,120
   Tier Technologies, Inc., Class B+......................  185,000    3,200,500
   Websense, Inc.+........................................  417,500   11,113,850
   Witness Systems, Inc.+.................................  637,500    7,044,375
   Secure Computing Corp.+................................  121,200    2,634,888
                                                                    ------------
                                                                      31,432,733
                                                                    ------------

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- MICRO CAP PORTFOLIO
Portfolio of Investments -- continued                          November 30, 2001

                                                   Shares/Principal
                                                        Amount
Security Description                                (in thousands)     Value
--------------------                               ---------------- ------------
Common Stock (continued)
Telecommunications - 2.2%
   Allegiance Telecommunications, Inc.+..........       852,100     $  6,825,321
                                                                    ------------

Traditional Heavy Industry - 1.0%
   Alliant Techsystems, Inc.+....................        37,200        2,931,360
                                                                    ------------

Utilities - 3.3%
   General Communication, Inc., Class A+.........     1,015,300       10,071,776
                                                                    ------------
  Total Investment Securities (Cost
   $249,908,119).................................                    279,458,628
                                                                    ------------

Repurchase Agreement - 8.7%
   Agreement with State Street Bank & Trust Co.,
    bearing interest at 1.00%, dated 11/30/01, to
    be repurchased 12/03/01 in the amount of
    $26,825,235 and collateralized by $25,690,000
    of U.S. Treasury Notes, bearing interest at
    6.25%, due 02/15/03 and having an approximate
    aggregate value of $27,359,850 (cost
    $26,823,000).................................       $26,823       26,823,000
                                                                    ------------
Total Investments - 98.9% (Cost $276,731,119)......................  306,281,628
Other Assets Less Liabilities - 1.1%...............................    3,463,950
                                                                    ------------
Net Assets - 100.0%................................................ $309,745,578
                                                                    ============

+ Non-income producing security
                                               See Notes to Financial Statements
18

BRAZOS MUTUAL FUNDS -- MULTI CAP PORTFOLIO
Portfolio of Investments                                       November 30, 2001


Security Description                                        Shares     Value
--------------------                                        ------- ------------


Common Stock - 94.2%

Basic Resources (Excluding Energy) - 4.5%
   Dow Chemical Co........................................   63,500 $  2,381,250
   Engelhard Corp.........................................   90,000    2,515,500
                                                                    ------------
                                                                       4,896,750
                                                                    ------------

Business Services - 5.2%
   Iron Mountain, Inc.+...................................   46,000    1,991,800
   Paychex, Inc...........................................   57,400    2,009,574
   Amdocs, Ltd.+..........................................   47,200    1,560,904
                                                                    ------------
                                                                       5,562,278
                                                                    ------------

Consumer Durables - 9.4%
   Centex Corp............................................   41,500    1,875,385
   D.R. Horton, Inc. .....................................   86,007    2,409,916
   Electronic Arts, Inc.+.................................   40,000    2,418,400
   Furniture Brands International, Inc.+..................   40,300    1,057,875
   Mohawk Industries, Inc.+...............................   33,000    1,513,380
   Wolverine World Wide, Inc. ............................   56,700      849,933
                                                                    ------------
                                                                      10,124,889
                                                                    ------------

Consumer Merchandising - 18.7%
   Bed Bath & Beyond, Inc. +..............................   57,100    1,854,037
   BJ's Wholesale Club, Inc.+.............................   34,900    1,570,500
   Home Depot, Inc. ......................................   30,000    1,399,800
   Hot Topic, Inc.+.......................................   51,100    1,451,751
   Lowes Companies, Inc. .................................   47,500    2,152,225
   Sears, Roebuck & Co. ..................................   80,000    3,640,800
   Williams-Sonoma, Inc.+.................................   50,100    1,946,886
   Cooper Industries, Inc. ...............................   52,600    2,148,710
   Electronics Boutique Holdings Corp.+...................   49,300    2,095,250
   Foot Locker, Inc.+.....................................  120,000    1,936,800
                                                                    ------------
                                                                      20,196,759
                                                                    ------------

Consumer Services - 0.3%
   Devry, Inc.+...........................................   13,600      353,464
                                                                    ------------
Electronic Technology - 4.5%
   AstroPower, Inc.+......................................   18,500      675,250
   Electronic Data Systems Corp. .........................   35,000    2,422,700
   Intersil Corp., Class A+...............................   54,200    1,810,822
                                                                    ------------
                                                                       4,908,772
                                                                    ------------

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- MULTI CAP PORTFOLIO
Portfolio of Investments -- continued                          November 30, 2001

Security Description                                        Shares     Value
--------------------                                        ------- ------------


Common Stock (continued)

Energy - 3.7%
   Grey Wolf, Inc.+.......................................  225,000 $    618,750
   Ocean Energy, Inc. ....................................  112,000    1,984,640
   Valero Energy Corp. ...................................   38,800    1,358,000
                                                                    ------------
                                                                       3,961,390
                                                                    ------------

Financial Institutions - 9.0%
   AmeriCredit Corp.+.....................................   79,400    1,834,140
   Charter One Financial, Inc. ...........................   81,900    2,256,345
   Household International, Inc. .........................   50,000    2,949,500
   Metris Companies, Inc. ................................  105,100    2,180,825
   Willis Group Holdings, Ltd.+...........................   20,000      473,600
                                                                    ------------
                                                                       9,694,410
                                                                    ------------

Financial Services & Software - 6.0%
   BISYS Group, Inc.+.....................................   55,100    3,242,084
   First Data Corp. ......................................   15,400    1,127,896
   Fiserv, Inc.+..........................................   54,150    2,115,099
                                                                    ------------
                                                                       6,485,079
                                                                    ------------

Healthcare Products - 6.6%
   Biovail Corp.+.........................................   72,200    3,950,062
   King Pharmaceuticals, Inc.+............................   63,666    2,536,454
   Neurocrine Biosciences, Inc.+..........................   13,800      656,742
                                                                    ------------
                                                                       7,143,258
                                                                    ------------

Healthcare Services - 1.5%
   HealthSouth Corp.+.....................................  108,800    1,601,536
                                                                    ------------

Healthcare Technology - 7.2%
   Array Biopharma, Inc.+.................................  105,400    1,417,630
   Digene Corp.+..........................................   23,400      745,290
   IDEC Pharmaceuticals Corp.+............................   40,500    2,847,150
   Invitrogen Corp.+......................................   39,800    2,716,350
                                                                    ------------
                                                                       7,726,420
                                                                    ------------

Technology Services & Software - 9.8%
   Cadence Design Systems, Inc.+..........................   48,100    1,147,185
   Check Point Software Technologies, Ltd.+...............   43,200    1,656,720
   Mercury Interactive Corp.+.............................   74,600    2,296,934
   Microsoft Corp.+.......................................   29,000    1,862,090
   SunGard Data Systems, Inc.+............................  129,400    3,630,964
                                                                    ------------
                                                                      10,593,893
                                                                    ------------

                                               See Notes to Financial Statements
20

BRAZOS MUTUAL FUNDS -- MULTI CAP PORTFOLIO
Portfolio of Investments -- continued                          November 30, 2001

                                                       Shares/
                                                   Principal Amount
Security Description                                (in thousands)     Value
--------------------                               ---------------- ------------

Common Stock (continued)

Telecommunications - 1.0%
   Polycom, Inc.+................................       29,800      $  1,028,994
                                                                    ------------

Traditional Heavy Industry - 6.1%
   General Dynamics Corp.........................       40,000         3,326,000
   Illinois Tool Works, Inc......................       36,500         2,239,275
   Minnesota Mining & Manufacturing Co...........        8,800         1,008,304
                                                                    ------------
                                                                       6,573,579
                                                                    ------------

Utilities - 0.7%
   General Communication, Inc., Class A+.........       79,800           791,616
                                                                    ------------
  Total Investment Securities (Cost $94,945,648).                    101,643,087
                                                                    ------------
Repurchase Agreement - 4.5%
   Agreement with State Street Bank & Trust Co.,
    bearing interest at 1.00%, dated 11/30/01, to
    be repurchased 12/03/01 in the amount of
    $4,847,404 and collateralized by $3,620,000
    of U.S. Treasury Bonds, bearing interest at
    8.50%, due 02/15/20 and having an approximate
    aggregate value of $4,945,825 (cost
    $4,847,000)..................................       $4,847         4,847,000
                                                                    ------------
Total Investments - 98.7% (Cost $99,792,648).......................  106,490,087
Other Assets Less Liabilities - 1.3%...............................    1,440,822
                                                                    ------------
Net Assets - 100.0%................................................ $107,930,909
                                                                    ============


+ Non-income producing security
See Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- MID CAP PORTFOLIO
Portfolio of Investments                                       November 30, 2001

Security Description                                         Shares     Value
--------------------                                         ------- -----------

Common Stock - 94.0%
Basic Resources (Excluding Energy) - 2.0%
   Engelhard Corp. ........................................   45,500 $ 1,271,725
                                                                     -----------
Business Services - 5.4%
   Amdocs, Ltd.+...........................................   29,200     965,644
   Iron Mountain, Inc.+....................................   29,100   1,260,030
   Paychex, Inc. ..........................................   37,050   1,297,120
                                                                     -----------
                                                                       3,522,794
                                                                     -----------
Consumer Durables - 5.8%
   Centex Corp. ...........................................   27,300   1,233,687
   D.R. Horton, Inc. ......................................   54,736   1,533,703
   Mohawk Industries, Inc.+................................   20,900     958,474
                                                                     -----------
                                                                       3,725,864
                                                                     -----------
Consumer Merchandising - 12.8%
   Bed Bath & Beyond, Inc.+................................   35,500   1,152,685
   BJ's Wholesale Club, Inc.+..............................   21,300     958,500
   Cooper Industries, Inc. ................................   34,500   1,409,325
   Electronics Boutique Holdings Corp.+....................   19,800     841,500
   Foot Locker, Inc.+......................................  102,100   1,647,894
   Michaels Stores, Inc.+..................................   32,000     961,600
   Williams-Sonoma, Inc.+..................................   32,700   1,270,722
                                                                     -----------
                                                                       8,242,226
                                                                     -----------
Consumer Services - 2.0%
   Apollo Group, Inc.+.....................................   28,600   1,283,568
                                                                     -----------
Electronic Technology - 5.8%
   Enterasys Networks, Inc.+...............................  191,200   1,894,792
   Intersil Corp., Class A+................................   33,000   1,102,530
   QLogic Corp.+...........................................   15,000     741,750
                                                                     -----------
                                                                       3,739,072
                                                                     -----------
Energy - 5.7%
   Apache Corp. ...........................................   11,000     505,890
   Nabors Industries, Inc.+................................   20,100     633,150
   Noble Affiliates, Inc. .................................   16,400     536,280
   Ocean Energy, Inc. .....................................   71,500   1,266,980
   Valero Energy Corp. ....................................   21,200     742,000
                                                                     -----------
                                                                       3,684,300
                                                                     -----------

                                               See Notes to Financial Statements
22

BRAZOS MUTUAL FUNDS -- MID CAP PORTFOLIO
Portfolio of Investments -- continued                          November 30, 2001

Security Description                                          Shares    Value
--------------------                                          ------ -----------


Common Stock (continued)

Financial Institutions - 9.4%
   AmeriCredit Corp.+.......................................  50,900 $ 1,175,790
   Charter One Financial, Inc. .............................  53,537   1,474,944
   Everest Reinsurance Group, Ltd. .........................  28,700   2,050,615
   Metris Companies, Inc. ..................................  66,450   1,378,838
                                                                     -----------
                                                                       6,080,187
                                                                     -----------

Financial Services & Software - 9.7%
   BISYS Group, Inc.+.......................................  33,300   1,959,372
   Capital One Financial Corp. .............................  25,700   1,285,771
   Concord EFS, Inc.+.......................................  46,000   1,379,080
   Fiserv, Inc.+............................................  42,600   1,663,956
                                                                     -----------
                                                                       6,288,179
                                                                     -----------

Healthcare Products - 9.4%
   Biovail Corp.+...........................................  56,800   3,107,528
   King Pharmaceuticals, Inc.+..............................  40,957   1,631,727
   Medicis Pharmaceutical Corp., Class A+...................  22,700   1,341,570
                                                                     -----------
                                                                       6,080,825
                                                                     -----------

Healthcare Services - 5.5%
   HealthSouth Corp.+.......................................  66,300     975,936
   Laboratory Corp. of America Holdings+....................  21,500   1,653,350
   Triad Hospitals, Inc.+...................................  33,400     926,850
                                                                     -----------
                                                                       3,556,136
                                                                     -----------

Healthcare Technology - 5.4%
   IDEC Pharmaceuticals Corp.+..............................  25,800   1,813,740
   Invitrogen Corp.+........................................  24,700   1,685,775
                                                                     -----------
                                                                       3,499,515
                                                                     -----------

Media - 2.3%
   American Tower Corp.+....................................  36,400     320,320
   Hispanic Broadcasting Corp.+.............................  53,200   1,162,420
                                                                     -----------
                                                                       1,482,740
                                                                     -----------

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- MID CAP PORTFOLIO
Portfolio of Investments -- continued                          November 30, 2001

                                                   Shares/Principal
                                                        Amount
Security Description                                (in thousands)     Value
--------------------                               ---------------- -----------

Common Stock (continued)

Technology Services & Software - 11.1%
   Advent Software, Inc.+........................        6,500      $   325,130
   Affiliated Computer Services, Inc., Class A+..       14,600        1,363,348
   Cadence Design Systems, Inc.+.................       29,300          698,805
   Check Point Software Technologies, Ltd.+......       26,900        1,031,615
   Mercury Interactive Corp.+....................       49,200        1,514,868
   SunGard Data Systems, Inc.+...................       79,300        2,225,158
                                                                    -----------
                                                                      7,158,924
                                                                    -----------

Telecommunications - 1.7%
   Polycom, Inc.+................................       31,800        1,098,054
                                                                    -----------
  Total Investment Securities (Cost $54,928,939).                    60,714,109
                                                                    -----------

Repurchase Agreement - 4.9%
   Agreement with State Street Bank & Trust Co.,
    bearing interest at 1.00%, dated 11/30/01, to
    be repurchased 12/03/01 in the amount of
    $3,197,267 and collateralized by $2,755,000
    of U.S. Treasury Bonds, bearing interest at
    7.25%, due 05/15/16 and having an approximate
    aggregate value of $3,266,064 (cost
    $3,197,000)..................................       $3,197        3,197,000
                                                                    -----------
Total Investments - 98.9% (Cost $58,125,939).......................  63,911,109
Other Assets Less Liabilities - 1.1%...............................     681,474
                                                                    -----------
Net Assets - 100.0%................................................ $64,592,583
                                                                    ===========

+ Non-income producing security
                                               See Notes to Financial Statements
24

BRAZOS MUTUAL FUNDS
Statement of Assets and Liabilities                            November 30, 2001

                                        Real Estate
                           Small Cap     Securities    Micro Cap     Multi Cap      Mid Cap
                           Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                          ------------  ------------  ------------  ------------  -----------
assets:
 Investment securities,
 at value*..............  $824,323,303  $176,513,564  $279,458,628  $101,643,087  $60,714,109
 Short-term
 securities*............    19,945,558            --            --            --           --
 Repurchase agreements
 (cost equals market)...    69,902,000     8,616,000    26,823,000     4,847,000    3,197,000
 Cash...................     5,437,312           555           912           200          650
 Receivable for
 investments sold.......     8,153,366     2,331,093     5,143,703     4,457,322    1,333,608
 Interest and dividends
 receivable.............        95,456       117,536           745        51,355       18,273
 Receivable for shares
 of beneficial interest
 sold...................     3,024,266       178,160       497,988       486,008       70,560
 Prepaid registration...            --            --        81,488            --           --
 Receivable from
 investment adviser.....         2,346           283        28,197        12,091        5,846
 Prepaid expenses.......         8,005         1,736         1,667           595          525
                          ------------  ------------  ------------  ------------  -----------
   Total assets.........   930,891,612   187,758,927   312,036,328   111,497,658   65,340,571
                          ------------  ------------  ------------  ------------  -----------
liabilities:
 Payable for
 investments purchased..    15,689,329     2,098,490     1,638,806     3,372,569      624,665
 Payable for shares of
 beneficial interest
 redeemed...............       109,918       173,549       175,683           500           --
 Investment advisory
 and management fees
 payable................       646,625       134,507       292,887        78,303       38,755
 Accrued expenses.......       236,070       104,410       155,247        85,351       79,035
 Administration fee
 payable................        41,892            --           194        11,397        3,617
 Distribution and
 service maintenance
 fees payable...........        21,885         4,288        27,933        18,629        1,916
                          ------------  ------------  ------------  ------------  -----------
   Total liabilities....    16,745,719     2,515,244     2,290,750     3,566,749      747,988
                          ------------  ------------  ------------  ------------  -----------
    Net assets..........  $914,145,893  $185,243,683  $309,745,578  $107,930,909  $64,592,583
                          ============  ============  ============  ============  ===========
net assets were composed
 of:
 Shares of beneficial
 interest at par value
 of $.001...............  $     52,020  $     17,955  $     17,292  $      7,007  $     6,023
 Paid-in capital........   867,871,755   174,326,773   296,169,520   108,712,111   66,146,644
                          ------------  ------------  ------------  ------------  -----------
                           867,923,775   174,344,728   296,186,812   108,719,118   66,152,667
 Accumulated
 undistributed net
 investment income......            --       935,353            --            --           --
 Accumulated
 undistributed net
 realized loss on
 investments............   (61,777,165)   (5,959,703)  (15,991,743)   (7,485,648)  (7,345,254)
 Net unrealized
 appreciation of
 investments............   107,999,283    15,923,305    29,550,509     6,697,439    5,785,170
                          ------------  ------------  ------------  ------------  -----------
    Net assets..........  $914,145,893  $185,243,683  $309,745,578  $107,930,909  $64,592,583
                          ============  ============  ============  ============  ===========
 *Identified cost:
 Investment securities..  $716,324,020  $160,590,259  $249,908,119  $ 94,945,648  $54,928,939
                          ============  ============  ============  ============  ===========
 Short-term securities..  $ 19,945,558            --            --            --           --
                          ============  ============  ============  ============  ===========

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Statement of Assets and Liabilities -- continued               November 30, 2001

                                       Real Estate
                           Small Cap    Securities   Micro Cap    Multi Cap    Mid Cap
                           Portfolio    Portfolio    Portfolio    Portfolio   Portfolio
                          ------------ ------------ ------------ ----------- -----------
Class Y (unlimited
shares authorized):
 Net assets.............  $852,688,986 $178,250,495 $259,631,969 $61,990,652 $61,317,093
 Shares of beneficial
 interest issued and
 outstanding............    48,465,140   17,276,100   14,482,880   4,009,932   5,715,393
 Net asset value,
 offering and redemption
 price per share........  $      17.59 $      10.32 $      17.93 $     15.46 $     10.73
                          ============ ============ ============ =========== ===========
Class A (unlimited
shares authorized):
 Net assets.............  $ 50,417,499 $  2,213,216 $ 22,357,117 $32,571,045 $ 1,092,520
 Shares of beneficial
 interest issued and
 outstanding............     2,908,492      214,814    1,250,421   2,121,802     102,432
 Net asset value and
 redemption price per
 share..................  $      17.33 $      10.30 $      17.88 $     15.35 $     10.67
 Maximum sales charge
 (5.75% of offering
 price).................          1.06         0.63         1.09        0.94        0.65
                          ------------ ------------ ------------ ----------- -----------
 Maximum offering price
 to public..............  $      18.39 $      10.93 $      18.97 $     16.29 $     11.32
                          ============ ============ ============ =========== ===========
Class B* (unlimited
shares authorized):
 Net assets.............  $  4,935,132 $  2,339,376 $ 12,609,498 $ 6,395,618 $ 1,104,253
 Shares of beneficial
 interest issued and
 outstanding............       288,706      227,292      708,029     418,634     103,944
 Net asset value,
 offering and redemption
 price per share
 (excluding any
 applicable contingent
 deferred sales charge).  $      17.09 $      10.29 $      17.81 $     15.28 $     10.62
                          ============ ============ ============ =========== ===========
Class II (unlimited
shares authorized):
 Net assets.............  $  6,104,276 $  2,440,596 $ 15,146,994 $ 6,973,594 $ 1,078,717
 Shares of beneficial
 interest issued and
 outstanding............       357,477      237,191      850,485     456,269     101,590
 Net asset value and
 redemption price per
 share (excluding any
 applicable contingent
 deferred sales charge).  $      17.08 $      10.29 $      17.81 $     15.28 $     10.62
 Maximum sales charge
 (1.00% of offering
 price).................          0.17         0.10         0.18        0.15        0.11
                          ------------ ------------ ------------ ----------- -----------
 Maximum offering price
 to public..............  $      17.25 $      10.39 $      17.99 $     15.43 $     10.73
                          ============ ============ ============ =========== ===========

* Class B shares will convert automatically to Class A shares on the first business day of the month after eight years from the issuance of such shares.

                                               See Notes to Financial Statements
26

BRAZOS MUTUAL FUNDS
Statement of Operations -- For the period ended November 30, 2001

                                          Real Estate
                             Small Cap    Securities    Micro Cap    Multi Cap     Mid Cap
                             Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
                            ------------  -----------  -----------  -----------  -----------
INVESTMENT INCOME:
Income:
 Interest................   $  3,276,005  $   232,284  $ 1,142,157  $   206,876  $   161,944
 Dividends...............      2,262,260   10,244,573      115,555      490,798      183,103
                            ------------  -----------  -----------  -----------  -----------
  Total investment
  income.................      5,538,265   10,476,857    1,257,712      697,674      345,047
                            ------------  -----------  -----------  -----------  -----------
Expenses:
 Investment advisory and
 management fees.........      8,120,016    1,751,527    3,061,414      696,751      506,326
 Administration fees.....        520,890      136,049      171,247       63,999       46,397
 Distribution and service
 maintenance fees--Class
 A.......................        110,675        4,731       41,423       60,725        1,645
 Distribution and service
 maintenance fees--Class
 B.......................         31,526       12,944       68,867       19,056        3,997
 Distribution and service
 maintenance fees--Class
 II......................         30,529       16,654       80,903       20,429        3,308
 Transfer agent fees and
 expenses--Class Y.......         33,702       24,500       29,701       28,113       23,692
 Transfer agent fees and
 expenses--Class A.......         76,472        3,840       31,688       40,611        1,265
 Transfer agent fees and
 expenses--Class B.......          9,019        4,460       20,192        5,926        1,747
 Transfer agent fees and
 expenses--Class II......          9,257        4,945       21,756        6,398        1,684
 Registration fees--Class
 Y.......................        148,818       18,620       78,497       20,775       42,500
 Registration fees--Class
 A.......................         18,305        9,595       31,647       10,122        4,723
 Registration fees--Class
 B.......................          6,842        9,595       29,692       28,084       26,675
 Registration fees--Class
 II......................          7,484        9,595       30,119       28,107       26,675
 Custodian fees and
 expenses................        305,584       84,729      103,318       69,782       70,231
 Audit and tax fees......         27,380       27,342       27,320       27,320       25,495
 Trustees' fees and
 expenses................         27,225       29,135       28,770       28,480       29,080
 Printing expense........         74,178       14,166       78,914       13,710        9,956
 Legal fees and expenses.        254,597       85,882       93,855       57,967       52,162
 Insurance expense.......          8,491        1,762        1,556          552          508
 Amortization of
 organizational expenses.         12,422       12,422           --           --           --
 Miscellaneous expenses..         11,612        1,331        6,904        4,309        5,843
                            ------------  -----------  -----------  -----------  -----------
  Total expenses.........      9,845,024    2,263,824    4,037,783    1,231,216      883,909
  Less: Expenses
  waived/reimbursed......        (65,127)     (47,987)    (168,739)     (96,961)     (88,534)
  Less: Custody credits
  earned on cash
  balances...............        (10,704)      (2,284)     (12,163)      (1,802)      (1,546)
                            ------------  -----------  -----------  -----------  -----------
  Net expenses...........      9,769,193    2,213,553    3,856,881    1,132,453      793,829
                            ------------  -----------  -----------  -----------  -----------
Net investment income
 (loss)..................     (4,230,928)   8,263,304   (2,599,169)    (434,779)    (448,782)
                            ------------  -----------  -----------  -----------  -----------
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS:
Net realized gain (loss)
 on investments..........    (60,886,634)  19,108,088  (15,787,469)  (7,079,881)  (6,957,383)
Net change in unrealized
 appreciation/depreciation
 on investments..........      7,790,883      814,138   12,685,880      315,611    4,172,529
                            ------------  -----------  -----------  -----------  -----------
Net realized and
 unrealized gain (loss)
 on investments..........    (53,095,751)  19,922,226   (3,101,589)  (6,764,270)  (2,784,854)
                            ------------  -----------  -----------  -----------  -----------
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS:            $(57,326,679) $28,185,530  $(5,700,758) $(7,199,049) $(3,233,636)
                            ============  ===========  ===========  ===========  ===========

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Statement of Changes in Net Assets

                                                               Real Estate
                               Small Cap Portfolio        Securities Portfolio
                            --------------------------  --------------------------
                              For the       For the       For the       For the
                             year ended    year ended    year ended    year ended
                            November 30,  November 30,  November 30,  November 30,
                                2001          2000          2001          2000
                            ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS:
Operations:
 Net investment income
  (loss)..................  $ (4,230,928) $ (3,523,391) $  8,263,304  $  8,875,233
 Net realized gain (loss)
  on investments..........   (60,886,634)  104,961,014    19,108,088    (5,464,828)
 Net change in unrealized
  appreciation/depreciation
  on investments..........     7,790,883   (32,421,920)      814,138    28,258,626
                            ------------  ------------  ------------  ------------
 Net increase (decrease)
  in net assets resulting
  from operations.........   (57,326,679)   69,015,703    28,185,530    31,669,031
                            ------------  ------------  ------------  ------------
Dividends and
 distributions to
 shareholders:
 From net investment
  income (Class Y)........            --            --    (8,777,222)   (7,587,149)
 From net investment
  income (Class A)........            --            --       (51,842)      (27,943)
 From net investment
  income (Class B)........            --            --       (38,152)      (16,005)
 From net investment
  income (Class II).......            --            --       (50,632)      (11,688)
 From net realized gain on
  investments (Class Y)...   (28,099,330)  (79,100,691)           --            --
 From net realized gain on
  investments (Class A)...      (169,532)     (252,675)           --            --
 From net realized gain on
  investments (Class B)...       (62,212)     (156,887)           --            --
 From net realized gain on
  investments (Class II)..       (48,926)     (118,773)
                            ------------  ------------  ------------  ------------
Total dividends and
 distributions to
 shareholders.............   (28,380,000)  (79,629,026)   (8,917,848)   (7,642,785)
                            ------------  ------------  ------------  ------------
Net increase in net assets
 resulting from capital
 share transactions (Note
 5).......................   103,742,115   277,393,007   (30,138,653)   42,643,799
                            ------------  ------------  ------------  ------------
Total increase (decrease)
 in net assets............    18,035,436   266,779,684   (10,870,971)   66,670,045
NET ASSETS:
Beginning of period.......   896,110,457   629,330,773   196,114,654   129,444,609
                            ------------  ------------  ------------  ------------
End of period [including
 undistributed net
 investment income for
 November 30, 2001 and
 November 30, 2000 of $0,
 $0, $935,353 and
 $1,948,098,
 respectively]............  $914,145,893  $896,110,457  $185,243,683  $196,114,654
                            ============  ============  ============  ============

                                               See Notes to Financial Statements
28

BRAZOS MUTUAL FUNDS
Statement of Changes in Net Assets -- continued

                             Micro Cap Portfolio         Multi Cap Portfolio           Mid Cap Portfolio
                          --------------------------  --------------------------  ----------------------------
                                                                                                For the period
                            For the       For the       For the       For the       For the      December 31,
                           year ended    year ended    year ended    year ended    year ended   1999* through
                          November 30,  November 30,  November 30,  November 30,  November 30,   November 30,
                              2001          2000          2001          2000          2001           2000
                          ------------  ------------  ------------  ------------  ------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS:
Operations:
 Net investment loss....  $ (2,599,169) $ (1,395,893) $   (434,779) $  (405,918)  $  (448,782)   $  (321,191)
 Net realized gain
  (loss) on investments.   (15,787,469)   52,463,819    (7,079,881)  10,451,223    (6,957,383)     4,020,864
 Net change in
  unrealized
  appreciation/
  depreciation on
  investments...........    12,685,880    (9,473,846)      315,611    2,528,898     4,172,529      1,612,641
                          ------------  ------------  ------------  -----------   -----------    -----------
 Net increase (decrease)
  in net assets
  resulting from
  operations............    (5,700,758)   41,594,080    (7,199,049)  12,574,203    (3,233,636)     5,312,314
                          ------------  ------------  ------------  -----------   -----------    -----------
Dividends and
 distributions to
 shareholders:
 From net investment
  income (Class Y)......            --            --            --           --            --             --
 From net investment
  income (Class A)......            --            --            --           --            --             --
 From net investment
  income (Class B)......            --            --            --           --            --             --
 From net investment
  income (Class II).....            --            --            --           --            --             --
 From net realized gain
  on investments (Class
  Y)....................   (18,015,000)  (41,540,661)   (2,341,835) (10,363,676)   (1,557,637)    (2,524,157)
 From net realized gain
  on investments (Class
  A)....................            --            --        (3,165)     (12,829)       (2,363)        (4,312)
 From net realized gain
  on investments (Class
  B)....................            --            --            --           --            --             --
 From net realized gain
  on investments (Class
  II)...................            --            --            --           --            --             --
                          ------------  ------------  ------------  -----------   -----------    -----------
Total dividends and
 distributions to
 shareholders...........   (18,015,000)  (41,540,661)   (2,345,000) (10,376,505)   (1,560,000)    (2,528,469)
                          ------------  ------------  ------------  -----------   -----------    -----------
Net increase in net
 assets resulting from
 capital share
 transactions (Note 5)..   152,296,159    59,197,525    34,430,733   44,902,367     4,223,475     62,378,899
                          ------------  ------------  ------------  -----------   -----------    -----------
Total increase
 (decrease) in net
 assets.................   128,580,401    59,250,944    24,886,684   47,100,065      (570,161)    65,162,744
NET ASSETS:
Beginning of period.....   181,165,177   121,914,233    83,044,225   35,944,160    65,162,744             --
                          ------------  ------------  ------------  -----------   -----------    -----------
End of period [including
 undistributed net
 investment income for
 November 30, 2001 and
 November 30, 2000 of
 $0, $0, $0, $0, $0 and
 $0, respectively]......  $309,745,578  $181,165,177  $107,930,909  $83,044,225   $64,592,583    $65,162,744
                          ============  ============  ============  ===========   ===========    ===========

---------
* Commencement of operations
See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Financial Highlights

                                                               SMALL CAP PORTFOLIO
                                                               -------------------
                                      Net gain
                                     on invest-
                    Net                ments      Total    Dividends Distri-            Net               Net       Ratio
                   Asset      Net    (realized     from    from net  butions           Asset             Assets     of net
                  Value,    invest-     and      invest-    invest-   from     Total   Value,            end of   expenses to
     Period      beginning   ment     unreal-      ment      ment    capital  distri-  end of   Total    period     average
     Ended       of period (loss)(1)   ized)    operations  income    gains   butions  period Return(2) (000's)  net assets(5)
---------------- --------- --------- ---------- ---------- --------- -------  -------  ------ --------- -------- -------------
                                                                     Class Y
                                                                     -------
12/31/96-
11/30/97(3).....  $10.00    $(0.03)    $4.69      $4.66      $ --    $(1.17)  $(1.17)  $13.49   47.08%   $80,898   1.35%(4)
11/30/98........   13.49     (0.11)     0.79       0.68        --     (0.10)   (0.10)   14.07    5.06    313,207   1.21
11/30/99........   14.07     (0.13)     4.60       4.47        --        --       --    18.54   31.77    627,978   1.08
11/30/00........   18.54     (0.09)     2.75       2.66        --     (1.94)   (1.94)   19.26   13.36    890,033   1.03
11/30/01........   19.26     (0.08)    (0.97)     (1.05)       --     (0.62)   (0.62)   17.59   (5.97)   852,689   1.05
                                                                     Class A
                                                                     -------
9/08/99-
11/30/99(3).....  $16.90    $(0.05)    $1.65      $1.60      $ --    $   --   $   --   $18.50    9.47%      $394   1.65%(4)
11/30/00........   18.50     (0.23)     2.76       2.53        --     (1.94)   (1.94)   19.09   12.68      2,706   1.65
11/30/01........   19.09     (0.20)    (0.94)     (1.14)       --     (0.62)   (0.62)   17.33   (6.51)    50,417   1.61
                                                                     Class B
                                                                     -------
9/08/99-
11/30/99(3).....  $16.90    $(0.09)    $1.68      $1.59      $ --    $   --   $   --   $18.49    9.41%      $562   2.30%(4)
11/30/00........   18.49     (0.37)     2.76       2.39        --     (1.94)   (1.94)   18.94   11.92      1,917   2.30
11/30/01........   18.94     (0.30)    (0.93)     (1.23)       --     (0.62)   (0.62)   17.09   (7.05)     4,935   2.30
                                                                    Class II
                                                                    --------
9/08/99-
11/30/99(3).....  $16.90    $(0.08)    $1.68      $1.60      $ --    $   --   $   --   $18.50    9.47%      $397   2.30%(4)
11/30/00........   18.50     (0.36)     2.74       2.38        --     (1.94)   (1.94)   18.94   11.86      1,454   2.30
11/30/01........   18.94     (0.30)    (0.94)     (1.24)       --     (0.62)   (0.62)   17.08   (7.10)     6,104   2.30
                                                               SMALL CAP PORTFOLIO
                                                               -------------------
                   Ratio
                   of net
                 investment
                 (loss) to
     Period       average     Portfolio
     Ended       net assets   turnover
---------------- ------------ ---------
                                                                     Class Y
                                                                     -------
12/31/96-
11/30/97(3).....   (0.68)%(4)    148%
11/30/98........   (0.71)        104
11/30/99........   (0.78)        105
11/30/00........   (0.40)        132
11/30/01........   (0.44)         75
                                                                     Class A
                                                                     -------
9/08/99-
11/30/99(3).....   (1.46)%(4)    105%
11/30/00........   (1.01)        132
11/30/01........   (1.05)         75
                                                                     Class B
                                                                     -------
9/08/99-
11/30/99(3).....   (2.12)%(4)    105%
11/30/00........   (1.66)        132
11/30/01........   (1.72)         75
                                                                    Class II
                                                                    --------
9/08/99-
11/30/99(3).....   (2.11)%(4)    105%
11/30/00........   (1.67)        132
11/30/01........   (1.73)         75

---------
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Ratio presented above represents expenses net of reimbursement. Ratio of expenses to average net assets before expense reimbursements, as follows:

                      11/30/97   11/30/98 11/30/99  11/30/00 11/30/01
                      --------   -------- --------  -------- --------
   Small Cap
    Portfolio Class
    Y................   1.80%(4)   1.21%    1.08%     1.03%    1.05%
   Small Cap
    Portfolio Class
    A................     --         --     1.79(4)   2.80     1.71
   Small Cap
    Portfolio Class
    B................     --         --     2.44(4)   4.13     2.83
   Small Cap
    Portfolio Class
    II...............     --         --     2.44(4)   4.89     2.83

                                               See Notes to Financial Statements
30

BRAZOS MUTUAL FUNDS
Financial Highlights -- continued

                        REAL ESTATE SECURITIES PORTFOLIO

                                      Net gain
                                       (loss)
                     Net             on invest-
                    Asset              ments      Total    Dividends Distri-            Net                Net        Ratio
                   Value,     Net     (realized    from    from net  butions           Asset              Assets     of net
                   begin-   invest-     and      invest-    invest-   from     Total   Value,             end of   expenses to
      Period       ning of   ment     unreal-      ment      ment    capital  distri-  end of   Total     period     average
       Ended       period  income(1)   ized)    operations  income    gains   butions  period Return(2)  (000's)  net assets(5)
 ----------------  ------- --------- ---------- ---------- --------- -------  -------  ------ ---------  -------- -------------
                                                                     Class Y
                                                                     -------
 12/31/96-
 11/30/97(3).....  $10.00    $0.35     $ 2.05     $ 2.40    $(0.23)  $(0.93)  $(1.16)  $11.24   24.39 %   $53,308   1.25%(4)
 11/30/98........   11.24     0.44      (1.90)     (1.46)    (0.43)   (0.14)   (0.57)    9.21  (13.64)     84,789   1.25
 11/30/99........    9.21     0.47      (1.17)     (0.70)    (0.44)      --    (0.44)    8.07   (7.86)    128,997   1.19
 11/30/00........    8.07     0.45       1.19       1.64     (0.39)      --    (0.39)    9.32   20.64     193,824   1.10
 11/30/01........    9.32     0.39       1.06       1.45     (0.45)      --    (0.45)   10.32   15.81     178,250   1.12
                                                                     Class A
                                                                     -------
 9/08/99-
 11/30/99(3).....  $ 8.80    $0.12     $(0.74)    $(0.62)   $(0.12)  $   --   $(0.12)   $8.06   (7.06)%      $143   1.65%(4)
 11/30/00........    8.06     0.41       1.17       1.58     (0.33)      --    (0.33)    9.31   19.81         537   1.65
 11/30/01........    9.31     0.37       1.02       1.39     (0.40)      --    (0.40)   10.30   15.18       2,213   1.65
                                                                     Class B
                                                                     -------
 9/08/99-
 11/30/99(3).....  $ 8.80    $0.10     $(0.73)    $(0.63)   $(0.12)  $   --   $(0.12)   $8.05   (7.20)%      $162   2.30%(4)
 11/30/00........    8.05     0.35       1.17       1.52     (0.28)      --    (0.28)    9.29   19.14         738   2.30
 11/30/01........    9.29     0.29       1.04       1.33     (0.33)      --    (0.33)   10.29   14.52       2,339   2.30
                                                                     Class II
                                                                     --------
 9/08/99-
 11/30/99(3).....  $ 8.80    $0.11     $(0.74)    $(0.63)   $(0.12)  $   --   $(0.12)   $8.05   (7.20)%      $143   2.30%(4)
 11/30/00........    8.05     0.34       1.18       1.52     (0.28)      --    (0.28)    9.29   19.14       1,016   2.30
 11/30/01........    9.29     0.27       1.06       1.33     (0.33)      --    (0.33)   10.29   14.52       2,441   2.30


                     Ratio
                     of net
                   investment
                   income to
      Period        average    Portfolio
       Ended       net assets  turnover
------------------ ----------- ---------
                                                                     Class Y
                                                                     -------
 12/31/96-
 11/30/97(3).....    4.61%(4)     185%
 11/30/98........    4.19         157
 11/30/99........    5.23         100
 11/30/00........    4.99          66
 11/30/01........    4.27          67

                                                                     Class A
                                                                     -------
 9/08/99-
 11/30/99(3).....    6.13%(4)     100%
 11/30/00........    4.29          66
 11/30/01........    3.66          67
                                                                     Class B
                                                                     -------
 9/08/99-
 11/30/99(3).....    5.48%(4)     100%
 11/30/00........    3.90          66
 11/30/01........    2.96          67
                                                                     Class II
                                                                     --------
 9/08/99-
 11/30/99(3).....    5.61%(4)     100%
 11/30/00........    3.76          66
 11/30/01........    2.95          67

---------
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Ratio presented above represents expenses net of reimbursement. Ratio of expenses to average net assets before expense reimbursements, as follows:

                           11/30/97   11/30/98 11/30/99  11/30/00 11/30/01
                           --------   -------- --------  -------- --------
   Real Estate Securities
    Portfolio Class Y.....   1.83%(4)   1.31%    1.19%     1.10%    1.12%
   Real Estate Securities
    Portfolio Class A.....     --         --     1.83(4)   5.07     2.80
   Real Estate Securities
    Portfolio Class B.....     --         --     2.48(4)   7.15     3.56
   Real Estate Securities
    Portfolio Class II....     --         --     2.48(4)   8.79     3.27

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Financial Highlights -- continued

                                                            MICRO CAP PORTFOLIO
                                                            -------------------
                                   Net gain                                                                      Ratio
                   Net             on invest-                                                                   of net
                  Asset              ments      Total    Dividends Distri-            Net               Net    expenses
                 Value,     Net    (realized     from    from net  butions           Asset             Assets     to
                 begin-   invest-     and      invest-    invest-   from     Total   Value,            end of   average
     Period      ning of   ment     unreal-      ment      ment    capital  distri-  end of   Total    period     net
     Ended       period  (loss)(1)   ized)    operations  income    gains   butions  period Return(2) (000's)  assets(5)
---------------- ------- --------- ---------- ---------- --------- -------  -------  ------ --------- -------- ---------
                                                                  Class Y
                                                                  -------
12/31/97-
11/30/98(3)..... $10.00   $(0.05)   $  2.08     $ 2.03      $--    $   --   $   --   $12.03   20.30%  $ 47,774   1.60%(4)
11/30/99........  12.03    (0.14)      7.91       7.77       --     (1.47)   (1.47)   18.33   65.67    121,914   1.54
11/30/00........  18.33    (0.18)      6.83       6.65       --     (5.51)   (5.51)   19.47   34.65    181,165   1.46
11/30/01........  19.47    (0.16)      0.62       0.46       --     (2.00)   (2.00)   17.93    1.86    259,632   1.42
                                                                  Class A
                                                                  -------
5/01/01-
11/30/01(3)..... $19.51   $(0.15)   $(1.48)     $(1.63)     $--    $   --   $   --   $17.88   (8.35)% $ 22,357   1.90%(4)
                                                                  Class B
                                                                  -------
5/01/01-
11/30/01(3)..... $19.51   $(0.22)   $ (1.48)    $(1.70)     $--    $   --   $   --   $17.81   (8.71)% $ 12,609   2.55%(4)
                                                                 Class II
                                                                 --------
5/01/01-
11/30/01(3)..... $19.51   $(0.21)   $(1.49)     $(1.70)     $--    $   --   $   --   $17.81   (8.71)% $ 15,147   2.55%(4)
                                                            MICRO CAP PORTFOLIO
                                                            -------------------
                   Ratio
                   of net
                 investment
                 (loss) to
     Period       average      Portfolio
     Ended       net assets    turnover
---------------- ------------- ---------
                                                                  Class Y
                                                                  -------
12/31/97-
11/30/98(3).....   (0.46)%(4)     121%
11/30/99........   (0.95)         150
11/30/00........   (0.77)         159
11/30/01........   (0.92)          71
                                                                  Class A
                                                                  -------
5/01/01-
11/30/01(3).....   (1.52)%(4)      71%
                                                                  Class B
                                                                  -------
5/01/01-
11/30/01(3).....   (2.17)%(4)      71%
                                                                 Class II
                                                                 --------
5/01/01-
11/30/01(3).....   (2.17)%(4)      71%

---------
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Ratio presented above represents expenses net of reimbursement. Ratio of expenses to average net assets before expense reimbursements, as follows:

                     11/30/98   11/30/99 11/30/00 11/30/01
                     --------   -------- -------- --------
   Micro Cap
    Portfolio Class
    Y..............    1.90%(4)   1.54%    1.46%    1.42%
   Micro Cap
    Portfolio Class
    A..............      --         --       --     2.48(4)
   Micro Cap
    Portfolio Class
    B..............      --         --       --     3.28(4)
   Micro Cap
    Portfolio Class
    II.............      --         --       --     3.16(4)

                                               See Notes to Financial Statements
32

BRAZOS MUTUAL FUNDS
Financial Highlights -- continued

                                                             MULTI CAP PORTFOLIO
                                                             -------------------
                                    Net gain
                   Net             on invest-
                  Asset              ments               Dividends Distri-            Net               Net
                 Value,     Net    (realized    Total    from net  butions           Asset            Assets  Ratio of net
                 begin-   invest-     and        from     invest-   from     Total   Value,           end of   expenses to
     Period      ning of   ment     unreal-   investment   ment    capital  distri-  end of   Total   period     average
     Ended       period  (loss)(1)   ized)    operations  income    gains   butions  period Return(2) (000's) net assets(5)
---------------- ------- --------- ---------- ---------- --------- -------  -------  ------ --------- ------- -------------
                                                                   Class Y
                                                                   -------
12/31/98-
11/30/99(3)..... $10.00   $ (0.05)   $ 6.96     $ 6.91      $--    $(2.13)  $(2.13)  $14.78   72.39%  $35,944     1.35%(4)
11/30/2000......  14.78     (0.13)     5.53       5.40       --     (3.22)   (3.22)   16.96   37.02    82,936     1.27
11/30/2001......  16.96     (0.06)    (0.95)     (1.01)      --     (0.49)   (0.49)   15.46   (6.41)   61,991     1.12
                                                                   Class A
                                                                   -------
3/31/00-
11/30/00(3)..... $18.92   $ (0.15)   $ 0.43     $ 0.28      $--    $(2.30)  $(2.30)  $16.90    0.69%  $   108     1.70%(4)
11/30/2001......  16.90     (0.12)    (0.94)     (1.06)      --     (0.49)   (0.49)   15.35   (6.74)   32,571     1.52
                                                                   Class B
                                                                   -------
5/01/01-
11/30/01(3)..... $16.82   $ (0.11)   $(1.43)    $(1.54)     $--    $   --   $   --   $15.28   (9.16)% $ 6,396     2.19%(4)
                                                                   Class II
                                                                   --------
5/01/01-
11/30/01(3)..... $16.82   $ (0.11)   $(1.43)    $(1.54)     $--    $   --   $   --   $15.28   (9.16)% $ 6,974     2.19%(4)
                   Ratio
                   of net
                 investment
                 (loss) to
     Period       average     Portfolio
     Ended       net assets   turnover
---------------- ------------ ---------
                                                                   Class Y
                                                                   -------
12/31/98-
11/30/99(3).....  (0.42)%(4)     154%
11/30/2000......  (0.71)         187
11/30/2001......  (0.36)         122
                                                                   Class A
                                                                   -------
3/31/00-
11/30/00(3).....  (1.09)%(4)     187%
11/30/2001......  (0.73)         122
                                                                   Class B
                                                                   -------
5/01/01-
11/30/01(3).....  (1.40)%(4)     122%
                                                                   Class II
                                                                   --------
5/01/01-
11/30/01(3).....  (1.41)%(4)     122%

---------
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Ratio presented above represents expenses net of reimbursement. Ratio of expenses to average net assets before expense reimbursements, as follows:

                      11/30/99   11/30/00   11/30/01
                      --------   --------   --------
   Multi Cap
    Portfolio Class
    Y................   1.65%(4)   1.27%      1.12%
   Multi Cap
    Portfolio Class
    A................     --      26.55(4)    1.68
   Multi Cap
    Portfolio Class
    B................     --         --       4.00(4)
   Multi Cap
    Portfolio Class
    II...............     --         --       3.90(4)

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Financial Highlights -- continued

                                                               MID CAP PORTFOLIO
                                                               -----------------
                                   Net gain
                  Net               (loss)
                 Asset            on invest-
                 Value,             ments      Total    Dividends Distri-            Net               Net
                 begin-    Net    (realized     from    from net  butions           Asset            Assets  Ratio of net
                  ning   invest-     and      invest-    invest-   from     Total   Value,           end of   expenses to
     Period        of     ment     unreal-      ment      ment    capital  distri-  end of   Total   period     average
     Ended       period (loss)(1)   ized)    operations  income    gains   butions  period Return(2) (000's) net assets(5)
---------------- ------ --------- ---------- ---------- --------- -------  -------  ------ --------- ------- -------------
                                                                    Class Y
                                                                    -------
12/31/99-
11/30/00(3)..... $10.00  $(0.08)    $ 2.02     $ 1.94     $ --    $(0.48)  $(0.48)  $11.46  18.93%   $65,055      1.32%(4)
11/30/01........  11.46   (0.07)     (0.41)     (0.48)      --     (0.25)   (0.25)   10.73  (4.52)    61,317      1.18
                                                                    Class A
                                                                    -------
3/31/00-
11/30/00(3)..... $12.00  $(0.11)    $ 0.02     $(0.09)    $ --    $(0.48)  $(0.48)  $11.43  (1.15)%  $   108      1.70%(4)
11/30/01........  11.43   (0.13)     (0.38)     (0.51)      --     (0.25)   (0.25)   10.67  (4.80)     1,093      1.54
                                                                    Class B
                                                                    -------
5/1/01-
11/30/01(3)..... $11.43  $(0.12)    $(0.69)    $(0.81)    $ --    $   --   $   --   $10.62  (7.09)%  $ 1,104      2.15%(4)
                                                                   Class II
                                                                   --------
5/1/01-
11/30/01(3)..... $11.43  $(0.11)    $(0.70)    $(0.81)    $ --    $   --   $   --   $10.62  (7.09)%  $ 1,079      2.14%(4)
                 Ratio of net
                  investment
                  (loss) to
     Period        average    Portfolio
     Ended        net assets  turnover
---------------- ------------ ---------
                                                                    Class Y
                                                                    -------
12/31/99-
11/30/00(3).....  (0.65)%(4)     137%
11/30/01........  (0.66)         113
                                                                    Class A
                                                                    -------
3/31/00-
11/30/00(3).....  (1.15)%(4)     137%
11/30/01........  (1.07)         113
                                                                    Class B
                                                                    -------
5/1/01-
11/30/01(3).....  (1.68)%(4)     113%
                                                                   Class II
                                                                   --------
5/1/01-
11/30/01(3).....  (1.65)%(4)     113%

---------
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Ratio presented above represents expenses net of reimbursement. Ratio of expenses to average net assets before expense reimbursements, as follows:

                                11/30/00    11/30/01
                                --------    --------
   Mid Cap Portfolio Class Y...   1.35%(4)    1.21%
   Mid Cap Portfolio Class A...  27.75(4)     3.46
   Mid Cap Portfolio Class B...     --        9.79(4)
   Mid Cap Portfolio Class II..     --       11.35(4)

                                               See Notes to Financial Statements
34

BRAZOS MUTUAL FUNDS
Notes to Financial Statements                                  November 30, 2001

1. Description of the Fund. Brazos Mutual Funds (the "Fund") is registered un-der the Investment Company Act of 1940, as amended (the "1940 Act"), as a di-versified, open-end management investment company established as a Delaware business trust. The Declaration of Trust, dated October 28, 1996, permits the Trustees to establish separate series or "Portfolios," each of which may issue separate classes of shares. The authorized shares of beneficial interest of the Fund are currently divided into five Portfolios, the BRAZOS Small Cap Portfolio ("Small Cap Portfolio"), the BRAZOS Real Estate Securities Portfolio ("Real Es-tate Securities Portfolio"), the BRAZOS Micro Cap Portfolio ("Micro Cap Portfo-lio"), the BRAZOS Multi Cap Portfolio ("Multi Cap Portfolio") and the BRAZOS Mid Cap Portfolio ("Mid Cap Portfolio") (each, a "Portfolio" and collectively, the "Portfolios"). The investment objective and strategy for each Portfolio is as follows:

Small Cap Portfolio seeks to provide maximum capital appreciation, consistent with reasonable risk to principal, by investing primarily in small capitaliza-tion companies.

Real Estate Securities Portfolio seeks to provide a balance of income and ap-preciation, consistent with reasonable risk to principal, by investing primar-ily in equity securities of companies, which are principally engaged in the real estate industry.

Micro Cap Portfolio seeks to provide maximum capital appreciation, consistent with reasonable risk to principal, by investing primarily in micro capitaliza-tion companies.

Multi Cap Portfolio seeks to provide maximum capital growth, consistent with reasonable risk to principal, by investing primarily in equity securities.

Mid Cap Portfolio seeks to provide maximum capital appreciation, consistent with reasonable risk to principal, by investing primarily in mid capitalization companies.

The Portfolios offer four classes of shares. The cost structure for each class is as follows:

Class A shares--   Offered at net asset value per share plus an initial sales charge. Any purchases of Class A shares in excess of $1,000,000 will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

Class B shares--   Offered at net asset value per share without an initial
                   sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares will convert automatically to Class A shares on the first business day of the month after eight years from the issuance of such shares and at such time will be subject to the lower distribution fee applica-ble to Class A shares.

BRAZOS MUTUAL FUNDS
Notes to Financial Statements -- continued                     November 30, 2001

Class II shares--   Offered at net asset value per share plus an initial sales charge. Certain redemptions made within the first 18 months of the date of purchase are subject to a contingent de-ferred sales charge.

Class Y shares--   Offered at net asset value per share exclusively for insti-
                   tutional investors.

Each class of shares bears the same voting, dividend, liquidation and other rights and conditions. Class A, Class B and Class II shares each make distribu-tion and account maintenance and service fee payments under the distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, except that Class B and Class II shares are subject to higher distribution fee rates.


2. Significant Accounting Policies. The following is a summary of the signifi-cant accounting policies of the Fund:

Security Valuation. Each Portfolio's securities, except short-term investments with remaining maturities of 60 days or less, use the last quoted trading price as the market value. For listed securities, the Portfolios use the price quoted by the exchange on which the security is primarily traded. Unlisted securities and listed securities, including REITs, which have not been traded on the valu-ation date or for which market quotations are not readily available are valued at the average between the last price asked and the last price bid. Short-term investments with remaining maturities of 60 days or less are valued at amor-tized cost, which approximates market value, unless the Fund's Board of Trust-ees determines that this does not represent fair value. The value of all other securities is determined in good faith under the direction of the Board of Trustees.

New Accounting Pronouncement. In November 2000, a revised American Institute of Certified Public Accountants Audit and Accounting Guide, "Audits of Investments Companies," was issued and is effective for fiscal years beginning after Decem-ber 15, 2000. The impact of this guide on the financial statements of the Port-folios is not expected to be significant.

Repurchase Agreements. The Portfolios invest in one or more repurchase agree-ments collateralized by U.S. Treasury or federal agency obligations. The Port-folios' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to re-purchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Federal Income Taxes. Each Portfolio is treated as a separate entity and in-tends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its taxable in-come to its shareholders. Therefore, no provision for federal income tax is re-quired.

BRAZOS MUTUAL FUNDS
Notes to Financial Statements -- continued                     November 30, 2001


The Portfolios may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. The Portfolios intend to distribute their net investment income and capital gains as necessary to avoid this excise tax.

Investment Income and Expenses. Net investment income, other than class spe-cific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of out-standing shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the cur-rent capital share activity of the respective class).

Expenses common to all portfolios are allocated among the Portfolios based upon their relative net asset values or other appropriate allocation methods.

Distributions to Shareholders. Each Portfolio will distribute annually to shareholders substantially all of its net investment income, except for the Real Estate Securities Portfolio, which will pay quarterly. Capital gain dis-tributions, if any, will be paid at least annually. The character of distribu-tions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differ-ences in the recognition of income and expense items for financial statement and tax purposes. Where appropriate, reclassifications between net asset ac-counts are made for such differences that are permanent in nature.

The Real Estate Securities Portfolio receives a majority of its dividend income from REITs. For tax purposes, a portion of these dividends may consist of capi-tal gains and returns of capital. Accordingly, the Portfolio's distributions to shareholders may include a portion that may be a return of capital received from the REITs, as well as a return of capital attributed to distributions of other income for financial reporting purposes. Distributions determined to be returns of capital are not subject to current taxation. In accordance with Statement of Position ("SOP") 93-2, Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distribu-tions by Investment Companies, distributions representing a return of capital for tax purposes are charged to paid in capital.

For the year ended November 30, 2001, the following reclassifications arising from book/tax differences were primarily the result of reclassifications due to net operating losses.

                                  Accumulated   Accumulated
                                 Undistributed Undistributed
                                 Net Realized  Net Investment   Paid In
                                   Gain/Loss    Income/Loss     Capital
                                 ------------- -------------- -----------
   Small Cap Portfolio..........   $ 277,727     $4,230,928   $(4,508,655)
   Real Estate Securities
    Portfolio...................    (745,147)      (358,201)    1,103,348
   Micro Cap Portfolio..........       6,682      2,599,169    (2,605,851)
   Multi Cap Portfolio..........      12,895        434,779      (447,674)
   Mid Cap Portfolio............         925        448,782      (449,707)

BRAZOS MUTUAL FUNDS
Notes to Financial Statements -- continued                     November 30, 2001


Deferred Organization Costs. Organizational costs on the Small Cap Portfolio and the Real Estate Securities Portfolio have been capitalized and are being amortized over sixty months from the commencement of operations. In the event any of the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unam-ortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with accounting principles generally ac-cepted in the United States requires management to make estimates and assump-tions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Other. Investment security transactions are accounted for on a trade date ba-sis. Each Portfolio uses the specific identification method for determining re-alized gain and loss on investments for both financial and federal income tax reporting purposes. Dividend income and distributions to shareholders are re-corded on the ex-dividend date. Interest income is recorded on the accrual ba-sis.

3. Investment Securities. The aggregate purchases and sales of long-term secu-rities for the year ended November 30, 2001 were as follows:

                                                   Purchases      Sales
                                                  ------------ ------------
   Small Cap Portfolio........................... $701,578,893 $616,287,725
   Real Estate Securities Portfolio..............  125,054,095  150,841,436
   Micro Cap Portfolio...........................  282,758,313  158,850,769
   Multi Cap Portfolio...........................  148,258,905  103,873,695
   Mid Cap Portfolio.............................   73,506,756   69,865,479

4. Advisory Fees and Other Transactions with Affiliates. The Fund, on behalf of each Portfolio, employs John McStay Investment Counsel (the "Adviser"), an in-vestment counseling firm founded in 1983, to furnish investment advisory and other services to the Fund. On April 19, 1999 the Adviser became an indirect majority owned subsidiary of American International Group. Under Investment Ad-visory Agreements with the Fund, the Adviser manages the investment and rein-vestment of the assets of the Portfolios. The Adviser must adhere to the stated investment objectives and policies of the Portfolios, and is subject to the control and supervision of the Fund's Board of Trustees. For its services under the Advisory Agreements, the Portfolios' pay the Adviser a monthly fee at the annual rate of 0.90%, 0.90%, 1.20%, 0.75% and 0.75% of the average daily

BRAZOS MUTUAL FUNDS
Notes to Financial Statements -- continued                     November 30, 2001

net assets of the Small Cap Portfolio, Real Estate Securities Portfolio, Micro Cap Portfolio, Multi Cap Portfolio and Mid Cap Portfolio, respectively. Prior to January 1, 2001, the advisory fee for the Multi Cap and Mid Cap Portfolios was an annual rate of 0.90% of the average daily net assets.

For the year ended November 30, 2001 the Adviser reimbursed expenses on the Mi-cro Cap Portfolio, Multi Cap Portfolio and Mid Cap Portfolio in the amounts of $20, $549 and $18,498, respectively.

Effective August 1, 1999 the Fund, on behalf of each Portfolio, entered into an Administration Agreement with SunAmerica Asset Management Corp. ("SAAMCo") an indirect wholly owned subsidiary of American International Group. SAAMCo re-ceives an annual fee based upon average daily net assets of each Portfolio as follows:

  .07% on the first $200 million
  .06% on the next $500 million
  .04% on the balance
  Minimum annual fee: $35,000/first portfolio; $25,000/portfolio for the next three portfolios; $20,000/portfolio for any additional portfo-lios.

Accordingly, for the year ended November 30, 2001, SAAMCO received fees (see Statement of Operations) based upon the aforementioned rates. For the year ended November 30, 2001, SAAMCo reimbursed expenses on Classes A, B and II as follows:

                                           Expenses Reimbursed by Administrator
                                          --------------------------------------
                                            Class A      Class B      Class II
                                          ------------ ------------ ------------
Small Cap Portfolio...................... $     32,465 $     16,627 $     16,035
Real Estate Securities Portfolio.........       15,489       16,282       16,216
Micro Cap Portfolio......................       69,035       50,365       49,319
Multi Cap Portfolio......................       27,060       34,507       34,845
Mid Cap Portfolio........................        9,037       30,530       30,469

The Fund, on behalf of each Portfolio, has a Distribution Agreement with SunAmerica Capital Services, Inc. ("Distributor" or "SACS"), an affiliate of the Administrator. Each Portfolio has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's board of trustees and approved by its shareholders. Pursuant to such rule, the Trustees and the shareholders of Class A, Class B and Class II have adopted
Distribution Plans hereinafter referred to as the "Class A Plan", "Class B Plan" and "Class II Plan". In adopting the Distribution Plans, the Trustees de-termined that there was a reasonable likelihood

BRAZOS MUTUAL FUNDS
Notes to Financial Statements -- continued                     November 30, 2001

that each such Plan would benefit the Portfolio and the shareholders of the re-spective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

Under the Class A Plan, Class B Plan and Class II Plan, the Distributor re-ceives payments from a Portfolio at an annual rate of up to 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Portfolio's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Portfolio shares, commis-sions and other expenses such as those incurred for sales literature, prospec-tus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Distribution Plans provide that each class of shares of each Portfolio may also pay the Distributor an account maintenance and service fee up to an annual rate of 0.25% of the average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the year ended November 30, 2001, SACS received fees (see Statement of Op-erations) based upon the aforementioned rates.

SACS receives sales charges on each Portfolio's Class A and Class II shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Port-folio's Class B and Class II shares. SACS has advised the Fund that for the year ended November 30, 2001 the proceeds received from sales (and paid out to affiliated and non- affiliated broker-dealers) and redemptions are as follows:

                                               Class A                Class B
                                    ------------------------------ -------------
                                                           Non-
                                             Affiliated affiliated  Contingent
                                     Sales    Broker-    Broker-     Deferred
                                    Charges   dealers    dealers   Sales Charges
                                    -------- ---------- ---------- -------------
Small Cap Portfolio................ $105,244  $ 19,354   $ 71,144     $ 5,956
Real Estate Securities Portfolio...   30,502    21,593      3,785       1,933
Micro Cap Portfolio................  652,640   116,752    454,103      22,056
Multi Cap Portfolio................  145,622    34,395     91,893       1,258
Mid Cap Portfolio..................   24,258     7,241     13,939         374

BRAZOS MUTUAL FUNDS
Notes to Financial Statements -- continued                     November 30, 2001


                                          Class II                  Class II
                            ------------------------------------- -------------
                                                                   Contingent
                             Sales    Affiliated   Non-affiliated   Deferred
                            Charges Broker-dealers Broker-dealers Sales Charges
                            ------- -------------- -------------- -------------
Small Cap Portfolio........ $39,233    $16,620        $22,613         $ 582
Real Estate Securities
 Portfolio.................  10,887      5,285          5,602           964
Micro Cap Portfolio........ 143,501     41,198        102,303         7,022
Multi Cap Portfolio........  54,753     10,674         44,079         1,520
Mid Cap Portfolio..........   9,010      2,151          6,859            28

The Fund has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Administrator. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Portfo-lios' transfer agent in connection with the services that it offers to the shareholders of the Portfolios. The Service Agreement, which is approved annu-ally by the Trustees, permits the Portfolios to compensate SAFS for services rendered based upon the following rates:

Class A, Class B, Class II--0.22% of average daily net assets
Class Y--transaction fee based, minimum annual fee of $25,000 for the first fund, $10,000 for each additional fund. Any transaction fees earned are remitted to State Street Bank & Trust Co.

For the year ended November 30, 2001, the Portfolios incurred the following ex-penses which are included in transfer agent fees in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                                              Payable at
                                      Expense             November 30, 2001
                              ------------------------ ------------------------
                              Class A Class B Class II Class A Class B Class II
                              ------- ------- -------- ------- ------- --------
Small Cap Portfolio.......... $69,567 $ 6,936 $ 6,716  $8,708  $  833   $  933
Real Estate Securities
 Portfolio...................   2,973   2,847   3,663     388     408      400
Micro Cap Portfolio..........  26,038  15,151  17,799   3,888   2,183    2,602
Multi Cap Portfolio..........  38,170   4,192   4,494   5,589   1,009    1,134
Mid Cap Portfolio............   1,034     879     728     187     183      173

Pembrook Securities ("Pembrook"), a brokerage firm affiliated with the Portfo-lios, directly effects purchases and sales of securities for the Portfolios. In connection therewith, brokerage commissions paid to Pembrook by the Small Cap Portfolio, Real Estate Securities Portfolio, Micro Cap Portfolio, Multi Cap Portfolio and Mid Cap Portfolio for the year ended November 30, 2001 totaled $186,835, $27,366, $69,905, $89,570 and $66,045, respectively.

BRAZOS MUTUAL FUNDS
Notes to Financial Statements -- continued                     November 30, 2001


5. Fund Shares. At November 30, 2001, there were an unlimited number of shares of beneficial interest authorized. The following table summarizes the activity in shares of each Portfolio:

                                                           Small Cap Portfolio
                       ---------------------------------------------------------------------------------------------------
                                            Class Y                                           Class A
                       ----------------------------------------------------  ---------------------------------------------
                               For the                    For the                   For the                For the
                              year ended                 year ended               year ended              year ended
                          November 30, 2001          November 30, 2000         November 30, 2001      November 30, 2000
                       -------------------------  -------------------------  ----------------------  ---------------------
                         Shares       Amount        Shares       Amount       Shares      Amount      Shares     Amount
                       ----------  -------------  ----------  -------------  ---------  -----------  --------  -----------
Shares sold..........  10,672,610  $ 195,225,004  18,215,407  $ 404,532,562  3,031,133  $57,090,085   193,565  $ 4,275,841
Reinvested dividends.   1,314,789     27,689,457   3,650,898     78,136,793      7,989      166,564    11,586      246,015
Shares redeemed......  (9,725,011)  (179,835,314) (9,541,408)  (210,745,639)  (272,378)  (5,063,885)  (84,690)  (1,801,442)
                       ----------  -------------  ----------  -------------  ---------  -----------  --------  -----------
Net increase.........   2,262,388  $  43,079,147  12,324,897  $ 271,923,716  2,766,744  $52,192,764   120,461  $ 2,720,414
                       ==========  =============  ==========  =============  =========  ===========  ========  ===========

                                                           Small Cap Portfolio
                       ---------------------------------------------------------------------------------------------------
                                            Class B                                           Class II
                       ----------------------------------------------------  ---------------------------------------------
                               For the                    For the                   For the                For the
                              year ended                 year ended               year ended              year ended
                          November 30, 2001          November 30, 2000         November 30, 2001      November 30, 2000
                       -------------------------  -------------------------  ----------------------  ---------------------
                         Shares       Amount        Shares       Amount       Shares      Amount      Shares     Amount
                       ----------  -------------  ----------  -------------  ---------  -----------  --------  -----------
Shares sold..........     206,433  $   3,731,414      66,395  $   1,448,880    292,461  $ 5,264,242    50,486  $ 1,109,551
Reinvested dividends.       2,856         59,058       7,185        151,534      2,333       48,233     5,539      116,747
Shares redeemed......     (21,776)      (388,519)     (2,811)       (63,295)   (14,077)    (244,224)     (718)     (14,541)
                       ----------  -------------  ----------  -------------  ---------  -----------  --------  -----------
Net increase.........     187,513  $   3,401,953      70,769  $   1,537,119    280,717  $ 5,068,251    55,307  $ 1,211,757
                       ==========  =============  ==========  =============  =========  ===========  ========  ===========

                                                     Real Estate Securities Portfolio
                       ---------------------------------------------------------------------------------------------------
                                            Class Y                                           Class A
                       ----------------------------------------------------  ---------------------------------------------
                               For the                    For the                   For the                For the
                              year ended                 year ended               year ended              year ended
                          November 30, 2001          November 30, 2000         November 30, 2001      November 30, 2000
                       -------------------------  -------------------------  ----------------------  ---------------------
                         Shares       Amount        Shares       Amount       Shares      Amount      Shares     Amount
                       ----------  -------------  ----------  -------------  ---------  -----------  --------  -----------
Shares sold..........   2,426,887  $  24,307,984  11,428,036  $  99,181,286    227,734  $ 2,307,763   169,139  $ 1,464,394
Reinvested dividends.     661,221      6,586,131     660,309      5,881,208      4,635       46,252     2,879       26,909
Shares redeemed......  (6,619,338)   (65,382,066) (7,263,195)   (64,063,605)   (75,254)    (759,504) (132,029)  (1,208,592)
                       ----------  -------------  ----------  -------------  ---------  -----------  --------  -----------
Net increase
 (decrease)..........  (3,531,230) $ (34,487,951)  4,825,150  $  40,998,889    157,115   $1,594,511    39,989  $   282,711
                       ==========  =============  ==========  =============  =========  ===========  ========  ===========

BRAZOS MUTUAL FUNDS
Notes to Financial Statements -- continued                     November 30, 2001

                                                      Real Estate Securities Portfolio
                         -------------------------------------------------------------------------------------------------
                                              Class B                                          Class II
                         ----------------------------------------------------  -------------------------------------------
                                 For the                    For the                   For the               For the
                                year ended                 year ended               year ended             year ended
                            November 30, 2001          November 30, 2000         November 30, 2001     November 30, 2000
                         -------------------------  -------------------------  ----------------------  -------------------
                           Shares       Amount        Shares       Amount       Shares      Amount     Shares     Amount
                         ----------  -------------  ----------  -------------  ---------  -----------  -------  ----------

Shares sold.............    184,793  $   1,852,159      76,050  $     648,042    165,175  $ 1,640,697  116,163  $1,053,444
Reinvested dividends....      2,448         24,461       1,196         10,991      4,832       48,204      913       8,242
Shares redeemed.........    (39,337)      (386,344)    (18,030)      (147,574)   (42,127)    (424,390) (25,520)   (210,946)
                         ----------  -------------  ----------  -------------  ---------  -----------  -------  ----------
Net increase............    147,904  $   1,490,276      59,216  $     511,459    127,880  $ 1,264,511   91,556  $  850,740
                         ==========  =============  ==========  =============  =========  ===========  =======  ==========

                                            Micro Cap Portfolio
                  ----------------------------------------------------------------------------
                                       Class Y                                 Class A
                  ----------------------------------------------------  ----------------------
                                                                           For the period
                          For the                    For the                May 1, 2001*
                         year ended                 year ended                 through
                     November 30, 2001          November 30, 2000         November 30, 2001
                  -------------------------  -------------------------  ----------------------
                    Shares       Amount        Shares       Amount       Shares      Amount
                  ----------  -------------  ----------  -------------  ---------  -----------

Shares sold.....  10,061,477  $ 187,447,026  18,215,407  $ 404,532,562  1,365,129  $26,817,830
Reinvested
 dividends......     920,990     17,369,873   3,650,898     78,136,793         --           --
Shares redeemed.  (5,805,160)  (108,256,796) (9,541,408)  (210,745,639)  (114,708)  (2,069,710)
                  ----------  -------------  ----------  -------------  ---------  -----------
Net increase....   5,177,307  $  96,560,103  12,324,897  $ 271,923,716  1,250,421  $24,748,120
                  ==========  =============  ==========  =============  =========  ===========

                                 Micro Cap Portfolio
                  ----------------------------------------------------
                          Class B                    Class II
                  -------------------------  -------------------------
                       For the period             For the period
                        May 1, 2001*               May 1, 2001*
                          through                    through
                     November 30, 2001          November 30, 2001
                  -------------------------  -------------------------
                    Shares       Amount        Shares       Amount
                  ----------  -------------  ----------  -------------

Shares sold.....     801,425  $  15,705,471     974,168  $  18,985,873
Reinvested
 dividends......          --             --          --             --
Shares redeemed.     (93,396)    (1,578,488)   (123,683)    (2,124,920)
                  ----------  -------------  ----------  -------------
Net increase....     708,029  $  14,126,983     850,485  $  16,860,953
                  ==========  =============  ==========  =============

BRAZOS MUTUAL FUNDS
Notes to Financial Statements -- continued                     November 30, 2001

                                                           Multi Cap Portfolio
                          ---------------------------------------------------------------------------------------------
                                             Class Y                                        Class A
                          ------------------------------------------------  -------------------------------------------
                                                                                                     For the period
                                  For the                  For the                 For the           March 31, 2000*
                                year ended               year ended              year ended              through
                             November 30, 2001        November 30, 2000       November 30, 2001     November 30, 2000
                          ------------------------  ----------------------  ----------------------  -------------------
                            Shares       Amount      Shares      Amount      Shares      Amount     Shares    Amount
                          ----------  ------------  ---------  -----------  ---------  -----------  -------- ----------
Shares sold.............   1,301,526  $ 22,118,913  2,265,962  $41,520,947  2,171,941  $36,053,416    5,684  $  107,921
Reinvested dividends....     123,594     2,290,200    572,340    9,995,729        171        3,163      710      12,822
Shares redeemed.........  (2,306,625)  (39,079,850)  (379,382)  (6,735,052)   (56,704)    (839,987)      --          --
                          ----------  ------------  ---------  -----------  ---------  -----------  -------  ----------
Net increase (decrease).    (881,505) $(14,670,737) 2,458,920  $44,781,624  2,115,408  $35,216,592    6,394  $  120,743
                          ==========  ============  =========  ===========  =========  ===========  =======  ==========
*Inception of the class

                               Multi Cap Portfolio
                  ------------------------------------------------
                          Class B                 Class II
                  ------------------------  ----------------------
                      For the period           For the period
                       May 1, 2001*             May 1, 2001*
                          through                  through
                     November 30, 2001        November 30, 2001
                  ------------------------  ----------------------
                    Shares       Amount      Shares      Amount
                  ----------  ------------  ---------  -----------

Shares sold.....     437,988  $  6,947,884    468,552  $ 7,397,295
Reinvested
 dividends......          --            --         --           --
Shares redeemed.     (19,354)     (284,106)   (12,283)    (176,195)
                  ----------  ------------  ---------  -----------
Net increase....     418,634  $  6,663,778    456,269  $ 7,221,100
                  ==========  ============  =========  ===========

                                                           Mid Cap Portfolio
                         ---------------------------------------------------------------------------------------------
                                            Class Y                                        Class A
                         ------------------------------------------------  -------------------------------------------
                                                      For the period                                For the period
                                 For the            December 31, 1999*            For the           March 31,2000*
                               year ended                 through               year ended              through
                            November 30, 2001        November 30, 2000       November 30, 2001     November 30, 2000
                         ------------------------  ----------------------  ----------------------  -------------------
                           Shares       Amount      Shares      Amount      Shares      Amount     Shares    Amount
                         ----------  ------------  ---------  -----------  ---------  -----------  -------- ----------
Shares sold.............  1,906,307  $ 21,924,916  6,139,375  $67,794,047    116,966  $ 1,310,867    9,062  $  109,810
Reinvested dividends....    117,277     1,480,033    188,560    2,396,607        188        2,362      339       4,309
Shares redeemed......... (1,984,301)  (22,503,333)  (651,825)  (7,925,874)   (24,123)    (258,147)      --          --
                         ----------  ------------  ---------  -----------  ---------  -----------  -------  ----------
Net increase............     39,283  $    901,616  5,676,110  $62,264,780     93,031  $ 1,055,082    9,401  $  114,119
                         ==========  ============  =========  ===========  =========  ===========  =======  ==========

BRAZOS MUTUAL FUNDS
Notes to Financial Statements -- continued                     November 30, 2001


                                                 Mid Cap Portfolio
                                       ----------------------------------------
                                            Class B              Class II
                                       -------------------  -------------------
                                         For the period       For the period
                                          May 1, 2001*         May 1, 2001*
                                            through              through
                                       November 30, 2001    November 30, 2001
                                       -------------------  -------------------
                                       Shares     Amount    Shares     Amount
                                       -------  ----------  -------  ----------
Shares sold........................... 105,917  $1,173,475  109,309  $1,198,261
Reinvested dividends..................      --          --       --          --
Shares redeemed.......................  (1,973)    (21,520)  (7,719)    (83,439)
                                       -------  ----------  -------  ----------
Net increase.......................... 103,944  $1,151,955  101,590  $1,114,822
                                       =======  ==========  =======  ==========

* Inception of the class

6. Income Tax Information. At November 30, 2001, the investment cost and gross unrealized appreciation and depreciation on investments for tax purposes were as follows:

                            Federal Tax   Unrealized   Unrealized      Net
                                Cost     Appreciation Depreciation Appreciation
                            ------------ ------------ ------------ ------------
Small Cap Portfolio........ $806,453,087 $159,453,202 $51,735,428  $107,717,774
Real Estate Securities
 Portfolio.................  170,216,564   16,338,041   1,424,615    14,913,426
Micro Cap Portfolio........  276,731,119   53,141,684  23,591,175    29,550,509
Multi Cap Portfolio........   99,792,701   10,749,777   4,052,391     6,697,386
Mid Cap Portfolio..........   58,654,165    8,803,954   3,547,010     5,256,944

The following net realized capital loss carryforwards at November 30, 2001, may be utilized to offset future capital gains:

                                                        Capital Loss  Expiration
                                                        Carryforward   Through
                                                        ------------- ----------
Small Cap Portfolio....................................  $61,495,656     2009
Real Estate Securities Portfolio.......................    4,949,824     2008
Micro Cap Portfolio....................................   15,991,743     2009
Multi Cap Portfolio....................................    7,485,595     2009
Mid Cap Portfolio......................................    6,817,028     2009

The Real Estate Securities Portfolio utilized capital loss carryforwards of $16,589,611 to offset the Portfolio's net taxable gains realized and recognized in the year ended November 30, 2001.

7. Investment Concentration. Because the Real Estate Securities Portfolio may invest a substantial portion of its assets in Real Estate Investment Trusts ("REITs"), the Portfolio may also be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants.

BRAZOS MUTUAL FUNDS
Notes to Financial Statements -- continued                     November 30, 2001

Furthermore, REITs are dependent upon specialized management skills, have lim-ited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. REITs depend generally on their ability to gener-ate cash flow to make distributions to shareholders and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the per-formance of a REIT may be affected by its failure to qualify for tax-free, pass-through of income under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") or its failure to maintain exemption from registration under the 1940 Act.

8. Commitments and Contingencies. The Brazos Mutual Funds have, along with other affiliated registered investment companies, established committed and un-committed lines of credit with State Street Bank and Trust Company, the Portfo-lios' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and Federal Funds Rate plus 100 basis points on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. The Portfolios did not have any outstanding borrowings at November 30, 2001.

9. Subsequent Events. Effective for purchases made on or after January 1, 2002, the maximum contingent deferred sales charge on Class B shares will change from 5% to 4%.

BRAZOS MUTUAL FUNDS
Report of Independent Accountants

To the Board of Trustees and Shareholders of Brazos Mutual Funds:

In our opinion, the accompanying statement of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all mate-rial respects, the financial position of Small Cap Portfolio, Real Estate Secu-rities Portfolio, Micro Cap Portfolio, Multi Cap Portfolio, and Mid Cap Portfolio (constituting the Brazos Mutual Funds, hereafter referred to as the "Funds") at November 30, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally ac-cepted in the United States of America. These financial statements and finan-cial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our au-dits of these financial statements in accordance with auditing standards gener-ally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presenta-tion. We believe that our audits, which included the confirmation of securities at November 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

1177 Avenue of the Americas
New York, New York 10036
January 11, 2002

BRAZOS MUTUAL FUNDS
Shareholder Tax Information (unaudited)


Certain tax information regarding the Brazos Mutual Funds is required to be provided to shareholders based upon each Portfolio's income and distributions for the taxable year ended November 30, 2001. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2001. The informa-tion necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you under a separate cover in January 2002.

During the year ended November 30, 2001 the Portfolios paid the following long-term capital gains dividends:

                                                                   Net long-term
                                                                   capital gains
                                                                   -------------
   Small Cap Portfolio............................................  $28,380,000
   Real Estate Securities Portfolio...............................           --
   Micro Cap Portfolio............................................   15,880,000
   Multi Cap Portfolio............................................    1,330,000
   Mid Cap Portfolio..............................................           --

For the year ended November 30, 2001, no dividends were paid from ordinary in-come by the Small Cap Portfolio, Micro Cap Portfolio, Multi Cap Portfolio and Mid Cap Portfolio. Additionally, due to the nature of the portfolio holdings, the Real Estate Securities Portfolio had no qualified dividends. Thus, no divi-dends for the Portfolios qualified for the 70% dividends received deductions for corporations.

[LOGO] BRAZOS MUTUAL FUNDS
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TRUSTEES
                               ADMINISTRATOR

 GEORGE W. GAU                   SUNAMERICA ASSET MANAGEMENT CORP
 JOHN H. MASSEY                  733 THIRD AVENUE
 DAVID M. REICHERT               NEW YORK, NEW YORK 10017

 DAN L. HOCKENBROUGH
                               CUSTODIAN & TRANSFER AGENT
OFFICERS

 DAN L. HOCKENBROUGH             STATE STREET BANK AND TRUST CO.
 Chairman of the Board,          P.O. BOX 419572
                                 KANSAS CITY, MO 64141-6572
 President, Treasurer and
 Chief Financial Officer       COUNSEL

                                 DRINKER, BIDDLE & REATH LLP
 LOREN J. SOETENGA               ONE LOGAN SQUARE
 Vice President
                                 18TH AND CHERRY STREETS
 TRICIA A. HUNDLEY               PHILADELPHIA, PENNSYLVANIA 19103-6996

 Vice President and Secretary
                               AUDITORS

 PETER C. SUTTON                 PRICEWATERHOUSECOOPERS LLP
 Vice President and Assistant
 Treasurer
                                 1177 AVENUE OF THE AMERICAS
 M. ROSALIE BUENAVENTURA         NEW YORK, NEW YORK 10036

 Assistant Secretary


BRANN-11/01